                                                              [WELLS FARGO LOGO]

WELLS FARGO ALLOCATION FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                               Asset Allocation Fund

                                               Growth Balanced Fund

                                               Index Allocation Fund

                                               Class A, Class B, and Class C


                                                              April 15, 2002


Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


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

Table of Contents                                                              Allocation Funds
-----------------------------------------------------------------------------------------------
Overview                                   Objectives and Principal Strategies                4
                                           Summary of Important Risks                         6
Important summary information              Performance History                                8
about the Funds.                           Summary of Expenses                               12
                                           Key Information                                   16
-----------------------------------------------------------------------------------------------
The Funds                                  Asset Allocation Fund                             18
                                           Growth Balanced Fund                              24
Important information about                Index Allocation Fund                             30
the individual Funds.                      Additional Strategies and General
                                             Investment Risks                                36
                                           Organization and Management
                                             of the Funds                                    41
-----------------------------------------------------------------------------------------------
Your Investment                            A Choice of Share Classes                         46
                                           Reductions and Waivers of Sales Charges           49
How to open an account and                 Exchanges                                         52
how to buy, sell and exchange              Your Account                                      53
Fund shares.                                  How to Buy Shares                              53
                                              How to Sell Shares                             57
-----------------------------------------------------------------------------------------------
Reference                                  Additional Services and
                                             Other Information                               59
Additional information and                 Table of Predecessors                             61
term definitions.                          Description of Core Portfolios                    62
                                           Portfolio Managers                                66
                                           Glossary                                          69


Allocation Funds Overview
--------------------------------------------------------------------------------

See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.


--------------------------------------------------------------------------------
FUND                              OBJECTIVE
--------------------------------------------------------------------------------
  Asset Allocation Fund           Seeks long-term total return, consistent with
                                  reasonable risk.

  Growth Balanced Fund            Seeks a combination of current income and
                                  capital appreciation by diversifying
                                  investments in stocks and bonds.

  Index Allocation Fund           Seeks to earn a high level of total return,
                                  consistent with the assumption of reasonable risk.


4   Allocation Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The fund invest in equity and fixed-inome securities in varying proportions, with an emphasis on equity securities. The Fund odes not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. We seek to maintain a 95% or better performance correlation with the respective indexes before fees and expenses, regardless of market conditions. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.

The Fund is a gateway fund that invest in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund uses 5 different equity styles, and the fixed-income portion of the Fund uses 3 different fixed-income styles.

The Fund invests in equity and fixed-income securities in varying proportions, with a strong emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund's "neutral" target allocation is 100% equity securities and no fixed-income securities.

                                                   Variable Trust Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Descriptions later in this Prospectus;

..    the "Additional Strategies and General Investment Risks" section beginning on page 36; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
Each Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Securities of small or medium-sized companies tend to be more volatile and less liquid than those of large companies.

Foreign Investments
The Growth Balanced Fund makes foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depository Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Debt Securities
The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also have the effect of extending or shortening the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

 6    Allocation Funds Prospectus

--------------------------------------------------------------------------------
FUND-SPECIFIC RISKS
--------------------------------------------------------------------------------
Asset Allocation and Index Allocation Funds
The Funds are subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

Growth Balanced Fund
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

                                                Allocation Funds Prospectus    7

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods are compared to the performance of appropriate broad-based indexes.

Please remember that past performance is no guarantee of future results.

Asset Allocation Fund Class A Calendar Year Returns*

[GRAPH]

'92      7.00%
'93     14.94%
'94     (2.82)%
'95     29.18%
'96     11.65%
'97     22.01%
'98     25.58%
'99      9.49%
'00      0.99%
'01     (7.19)%

Best Qtr.: Q4 '98 . 16.09%              Worst Qtr.: Q1 '01 . (8.90)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01                    1 year      5 years    10 years

Class A (Incept. 11/13/86)                      (12.54)%       8.18%       9.83%
Class B (Incept. 1/1/95)/2/                     (12.14)%       8.46%       9.86%
Class C (Incept. 4/1/98)/2/                      (8.67)%       8.71%       9.86%
S&P 500 Index/3/                                (11.88)%      10.70%      12.93%
LB 20+ Treasury Index/4/                           3.63%       8.49%       8.66%

/1/  Returns reflect applicable sales charges.

/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

/3/  S&P 500 is a registered trademark of Standard & Poor's.

/4/  Lehman Brothers 20+ Treasury Index.

8   Allocation Funds Prospectus

Growth Balanced Fund Class A Shares Calendar Year Returns*/2/

  [GRAPHIC]

'92       5.58%
'93      10.26%
'94       0.16%
'95      23.29%
'96      14.21%
'97      20.78%
'98      22.37%
'99      12.12%
'00       7.59%
'01      (3.15)%

Best Qtr.: Q4 `98 o 16.79%             Worst Qtr.: Q3 `01  .  (9.15)%

*    Returns do not reflect sales charges. If they did, returns would be lower.

     Average annual total return/1/
     for the period ended 12/31/01     1 year         5 years        10 years

     Class A (Incept. 10/14/98)/2/       (8.72)%       10.23%         10.29%

     Class B (Incept. 10/1/98)/2/        (8.48)%       10.46%         10.13%

     Class C (Incept. 10/1/98)/2/        (4.80)%       10.77%         10.15%

     S&P 500 Index/3/                   (11.88)%       10.70%         12.93%

     LB Aggregate Bond Index/4/           8.44%         7.43%          7.23%

/1/  Returns reflect applicable sales charges.

/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares, adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

/3/  S&P 500 is a registered trademark of Standard & Poor's.

/4/  Lehman Brothers Aggregate Bond Index.

                                                 Allocation Funds Prospectus   9

Performance History
--------------------------------------------------------------------------------

Index Allocation Fund Class A Shares Calendar Year Returns*/2/

  [GRAPHIC]

'92        7.44%
'93       12.54%
'94       (0.68)%
'95       34.71%
'96       17.04%
'97       25.18%
'98       26.56%
'99       19.56%
'00       (9.45)%
'01      (13.00)%

Best Qtr.: Q4 '98 . 20.85%           Worst Qtr.: Q3 '01 . (14.97)%

*  Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01             1 year       5 years      10 years

Class A (Incept. 4/7/88)/2/              (18.02)%        7.06%       10.29%

Class B (Incept. 12/15/97)/3/            (17.81)%        7.17%       10.18%

Class C (Incept. 7/1/93)/3/              (14.49)%        7.49%       10.19%

S&P 500 Index/4/                         (11.88)%       10.70%       12.93%

LB 20+ Treasury Index/5/                   3.63%         8.49%        8.66%

/1/ Returns reflect applicable sales charges.
/2/ Performance shown for the Class A shares for the periods prior to December 15,1997 reflects performance of the Class A shares of the Overland Express Index Allocation Fund.
/3/ Performance shown for the Class B and Class C shares prior to December 15,
    1997 reflects the performance of the Class D shares of the Overland Fund adjusted to reflect the Class B and Class C fees and expenses, respectively. For the periods prior to July 1, 1993, the Class B and Class C share performance reflects the performance of the Class A shares of the Overland Fund adjusted to reflect the Class B and Class C fees and expenses, respectively.
/4/ S&P 500 is a registered trademark of Standard & Poor's.
/5/ Lehman Brothers 20+ Treasury Index.

10   Allocation Funds Prospectus

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

Allocation Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------


                                                           All Funds
                                                  ------------------------------
                                                  CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                   5.75%     None      None


Maximum deferred sales charge (load) (as a
percentage of the lower of the Net Asset Value
("NAV") at purchase or the NAV at redemption)         None/1/   5.00%     1.00%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                                        Asset Allocation
                                                              Fund
                                                  ------------------------------
                                                  CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Management Fees                                       0.75%     0.75%     0.75%
Distribution (12b-1) Fees                             0.00%     0.75%     0.75%
Other Expenses/2/                                     0.57%     0.55%     0.51%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.32%     2.05%     2.01%
--------------------------------------------------------------------------------
Fee Waivers                                           0.17%     0.15%     0.11%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                       1.15%     1.90%     1.90%
--------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

/2/ Other expenses may include expenses payable to affiliates of Wells Fargo Bank. Other expenses for the Asset Allocation Fund and Index Allocation Fund have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses.

/3/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

/4/ Expenses for the Growth Balanced Fund include expenses allocated from the core portfolios in which the Fund invests.

/5/ Net expenses shown are lower than the capped operating expense ratio. The capped operating expense ratio for the Class A shares is 1.30%, and for the Class C shares is 2.05%.

12   Allocation Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

             Growth Balanced                         Index Allocation
                 Fund/4/                                   Fund
--------------------------------------------------------------------------------
   CLASS A      CLASS B      CLASS C        CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------

    0.84%        0.84%        0.84%          0.75%        0.75%        0.75%
    0.00%        0.75%        0.75%          0.00%        0.75%        0.75%
    0.46%        0.57%        0.47%          0.52%        0.62%        0.52%
--------------------------------------------------------------------------------
    1.30%        2.16%        2.06%          1.27%        2.12%        2.02%
--------------------------------------------------------------------------------
    0.15%        0.26%        0.16%          0.00%        0.07%        0.00%
--------------------------------------------------------------------------------
    1.15%        1.90%        1.90%          1.27%/5/     2.05%        2.02%/5/
--------------------------------------------------------------------------------

Allocation Funds Prospectus   13

Allocation Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                 Asset Allocation
                                                       Fund
                                       -----------------------------------------
                                       CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
      1 YEAR                            $  685         $  693         $  293
      3 YEARS                           $  953         $  928         $  620
      5 YEARS                           $1,242         $1,290         $1,073
     10 YEARS                           $2,060         $2,092         $2,329
--------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                 Asset Allocation
                                                       Fund
                                       -----------------------------------------
                                       CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
      1 YEAR                            $  685         $  193         $  193
      3 YEARS                           $  953         $  628         $  620
      5 YEARS                           $1,242         $1,090         $1,073
     10 YEARS                           $2,060         $2,092         $2,329
--------------------------------------------------------------------------------

 14   Allocation Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               Growth Balanced                        Index Allocation
                   Fund                                     Fund
--------------------------------------------------------------------------------
        CLASS A    CLASS B    CLASS C            CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
         $  685     $  693     $  293             $  697    $  708    $  305
         $  949     $  951     $  630             $  955    $  957    $  634
         $1,233     $1,336     $1,094             $1,232    $1,333    $1,088
         $2,040     $2,151     $2,377             $2,021    $2,127    $2,348
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Growth Balanced                        Index Allocation
                    Fund                                    Fund
--------------------------------------------------------------------------------
        CLASS A    CLASS B    CLASS C            CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
         $  685     $  193     $  193             $  697    $  208    $  205
         $  949     $  651     $  630             $  955    $  657    $  634
         $1,233     $1,136     $1,094             $1,232    $1,133    $1,088
         $2,040     $2,151     $2,377             $2,021    $2,127    $2,348
--------------------------------------------------------------------------------

                                                Allocation Funds Prospectus   15

Key Information
--------------------------------------------------------------------------------

In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Core/Gateway Structure
The Growth Balanced Fund is a "gateway" fund in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolio(s). Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined terms. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..    what the Fund is trying to achieve;

..    how we intend to invest your money; and

..    what makes the Fund different from the other Funds offered in this
     Prospectus.

-------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

 16   Allocation Funds Prospectus

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--------------------------------------------------------------------------------

Asset Allocation Fund
--------------------------------------------------------------------------------

Portfolio Managers: Galen G. Blomster, CFA; David S. Lunt, CFA
--------------------------------------------------------------------------------

Investment Objective
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.
--------------------------------------------------------------------------------

Investment Strategies
The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.
--------------------------------------------------------------------------------

Permitted Investments
The asset classes we invest in are:

..    Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and

..    Bond Investments--We invest this portion of the Fund in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. Bonds in this index have remaining maturities of twenty years or more.

We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund uses futures contracts to implement target allocation changes recommended by the asset allocation model.

The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

18   Allocation Funds Prospectus

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-------------------------------------------------------------------------------

Asset Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                      CLASS A SHARES--COMMENCED
                                                                      ON NOVEMBER 13, 1986
                                                                      ------------------------------------------------------
                                                                      Sept. 30,      Sept. 30,    Sept. 30,       Feb. 28,
For the period ended:                                                    2001          2000        1999/1/        1999/2/
                                                                      ------------------------------------------------------
Net asset value, beginning of period                                   $  24.36     $    25.84    $    25.65     $    24.99

Income from investment operations:
   Net investment income (loss)                                            0.36           0.55          0.36           0.38
   Net realized and unrealized gain (loss)
     on investments                                                       (3.87)          2.21          0.19           2.92

Total from investment operations                                          (3.51)          2.76          0.55           3.30

Less distributions:
   Dividends from net investment income                                   (0.36)         (0.55)        (0.36)         (0.33)
   Distributions from net realized gain                                   (1.77)         (3.69)         0.00          (2.31)

Total from distributions                                                  (2.13)         (4.24)        (0.36)         (2.64)

Net asset value, end of period                                         $  18.72     $    24.36    $    25.84     $    25.65

Total return/5/                                                           15.52)%        11.96%         2.10%         13.69%

Ratios/supplemental data:
   Net assets, end of period (000s)                                    $989,513     $1,266,358    $1,310,935     $1,362,966

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                                  0.99%         0.99%         0.95%          0.92%
   Ratio of net investment income (loss) to
     average net assets                                                     1.71%         2.20%         2.08%          1.65%

Portfolio turnover                                                            54%           37%           29%            31%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)/6/                      1.20%         1.18%         0.96%           N/A

/1/  The Fund changed its fiscal year-end from February 28 to September 30.
/2/  The Fund changed its fiscal year-end from March 31 to February 28.
/3/  The Fund changed its fiscal year-end from September 30 to March 31.
/4/ This ratio includes activity of the Master Portfolio prior to December 15, 1997.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/6/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

20    Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                            CLASS B SHARES--COMMENCED
                            ON JANUARY 1, 1995
-----------------------------------------------------------------------------------------------------------
March 31,     March 30,     Sept. 30,    Sept. 30,    Sept. 31,     Feb. 28,     March 31,     March 31,
  1998          1997/3/       2001         2000         1999/1/      1999/2/       1998          1997/3/
-----------------------------------------------------------------------------------------------------------
$  20.30     $    21.24     $  14.78     $  15.63     $  15.55      $  15.16     $  12.29       $ 12.84
    0.69           0.41         0.13         0.22         0.18          0.13         0.29          0.19
    6.37           0.65        (2.35)        1.35         0.08          1.77         3.89          0.41
    7.06           1.06        (2.22)        1.57         0.26          1.90         4.18          0.60
   (0.69)         (0.41)       (0.13)       (0.19)       (0.18)        (0.11)       (0.29)        (0.19)
   (1.68)         (1.59)       (1.07)       (2.23)        0.00         (1.40)       (1.02)        (0.96)
   (2.37)         (2.00)       (1.20)       (2.42)       (0.18)        (1.51)       (1.31)        (1.15)
$  24.99     $    20.30     $  11.36     $  14.78     $  15.63      $  15.55     $  15.16       $ 12.29
   36.08%          4.94%      (16.18)%      11.21%        1.68%        12.98%       35.16%         4.62%
$1,305,848   $1 ,041,622    $479,035     $577,526     $491,284      $402,991     $267,060       $ 89,252
    0.95%/4/       0.92%/4/     1.74%        1.74%        1.63%         1.62%        1.60%/4/      1.53%/4/
    2.99%/4/       3.91%/4/     0.96%        1.45%        1.42%         0.91%        2.15%/4/      3.30%/4/
      51%/4/          5%/4/       54%          37%          29%           31%          51%/4/         5%/4/
   N/A           N /A           1.93%        1.97%        1.68%         1.63%     N/A              1.58%/4/

                                                Allocation Funds Prospectus   21

Asset Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                                     CLASS C SHARES--COMMENCED
                                                                                          ON APRIL 1, 1998
                                                                      ------------------------------------------------------
                                                                      Sept.30,        Sept. 30,       Sept. 30,    Feb. 28,
For the period ended:                                                   2001            2000            1999/1/      1999
                                                                      ------------------------------------------------------
Net asset value, beginning of period                                   $ 14.82        $ 15.68         $ 15.59      $ 15.16

Income from investment operations:
   Net investment income (loss)                                           0.13           0.21            0.18         0.08
   Net realized and unrealized gain (loss)
     on investments                                                      (2.35)          1.36            0.09         1.82

Total from investment operations                                         (2.22)          1.57            0.27         1.90

Less distributions:
   Dividends from net investment income                                  (0.13)         (0.19)          (0.18)       (0.07)
   Distributions from net realized gain                                  (1.08)         (2.24)           0.00        (1.40)

Total from distributions                                                 (1.21)         (2.43)          (0.18)       (1.47)

Net asset value, end of period                                         $ 11.39        $ 14.82         $ 15.68      $ 15.59

Total return/2/                                                         (16.16)%        11.17%           1.69%       12.97%

Ratios/supplemental data:
   Net assets, end of period (000s)                                   $ 31,536       $ 32,911         $20,218      $10,076

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                                1.74%          1.74%           1.64%        1.64%
   Ratio of net investment income (loss) to
     average net assets                                                   0.96%          1.42%           1.46%        0.69%

Portfolio turnover                                                          54%            37%             29%          31%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/3/                     1.89%          1.91%           1.70%        1.85%

/1/ The Fund changed its fiscal year-end from February 28 to September 30.
/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22   Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Growth Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     ---------------------------------------------------------------------------
     Investment Strategies
     The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

     We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

     ---------------------------------------------------------------------------
     Permitted Investments
     We invest the equity portion of the portfolio in 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. We invest the fixed-income portion of the portfolio in 3 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments.

     The percentage of Fund assets that we invest in different core portfolios may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities. When market conditions are not "normal," as determined by the model, the Fund's asset allocation may be as low as 20% in fixed-income securities, and these conditions may last for extended periods of time.

     We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

     ---------------------------------------------------------------------------
     Target Allocations

                          Neutral Target Allocations    Target Allocation Ranges
     Equity Styles                  65%                         50-80%
     Fixed-Income Styles            35%                         20-50%

24   Allocation Funds Prospectus

     ---------------------------------------------------------------------------
     Portfolio Allocation
     The Fund's "neutral" portfolio allocations are as follows:

     Investment Style/Portfolios                Allocation
     Diversified Equity Style                       65%
        Index Portfolio                                  16.25%
        Equity Income Portfolio                          16.25%
        Large Company Style                              16.25%
           Large Cap Appreciation Portfolio                     1.625%
           Large Company Growth Portfolio                        13.0%
           Disciplined Growth Portfolio                         1.625%
        Small Cap Style                                    6.5%
           Small Cap Index Portfolio                            1.625%
           Small Company Growth Portfolio                       1.625%
           Small Company Value Portfolio                        1.625%
           Small Cap Value Portfolio                            1.625%
        International Style                               9.75%
           International Portfolio                              4.875%
           International Equity Portfolio                       4.875%
     Diversified Bond Style                         35%
        Managed Fixed Income Portfolio                    17.5%
        Strategic Value Bond Portfolio                    5.85%
        Tactical Maturity Bond Portfolio                 11.65%
     TOTAL FUND ASSETS                             100%

     ---------------------------------------------------------------------------
     Portfolio Management
     Please see the "Description of Core Portfolios" section on page 62 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 66 for the professional summaries for these managers.

     Core Portfolio          Sub-Adviser       Portfolio Manager(s)
     Tactical Maturity Bond  Peregrine         William D. Giese, CFA and
                                               Patricia Burns, CFA
     Strategic Value Bond    Galliard          Richard Merriam, CFA,
                                               and John Huber
     Managed Fixed Income    Galliard          Richard Merriam, CFA,
                                               and Ajay Mirza, CFA
     Index                   WCM               David D. Sylvester and
                                               Laurie R. White
     Equity Income           WCM               David L. Roberts, CFA and
                                               Gary J. Dunn, CFA
     Large Cap Appreciation  Cadence           David B. Breed, CFA and
                                               Wayne A. Wicker, CFA
     Large Company Growth    Peregrine         John S. Dale, CFA and
                                               Gary E. Nussbaum, CFA
     Disciplined Growth      Smith             Stephen S. Smith, CFA
     Small Cap Index         WCM               David D. Sylvester and
                                               Laurie R. White
     Small Company Growth    Peregrine         Robert B. Mersky, CFA and
                                               Paul E. von Kuster, CFA
     Small Company Value     Peregrine         Tasso H. Coin, Jr., CFA and
                                               Douglas G. Pugh, CFA
     Small Cap Value         Smith             Stephen S. Smith, CFA
     International           Schroder          Michael Perelstein
     International Equity    WCM               Cynthia Tusan, CFA and
                                               Sabrina Yih, CFA

                                                  Allocation Funds Prospectus 25

Growth Balanced Fund
--------------------------------------------------------------------------------
     Important Risk Factors
     The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

26   Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years(or for the life of the Fund, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                       CLASS A SHARES--COMMENCED
                                                       ON OCTOBER 14, 1998

                                                     ------------------------------------------------
                                                       Sept. 30,     Sept. 30,   Sept 30,   May 31,
   For the period ended:                                 2001          2000       1999/1/    1999
                                                     ------------------------------------------------


   Net asset value, beginning of period                $ 34.96       $ 32.69     $ 32.78   $ 28.09

   Income from investment operations:
     Net investment income (loss)                         0.59          0.62        0.16      0.63
     Net realized and unrealized gain (loss)
        on investments                                   (3.72)         4.05       (0.25)     5.67

   Total from investment operations                      (3.13)         4.67       (0.09)     6.30

   Less distributions:
     Dividends from net investment income                (0.62)        (0.59)       0.00     (0.58)
     Distributions from net realized gain                (2.03)        (1.81)       0.00     (1.03)

   Total from distributions                              (2.65)        (2.40)       0.00     (1.61)

   Net asset value, end of period                      $ 29.18       $ 34.96     $ 32.69   $ 32.78

   Total return/4/                                       (9.78)%       14.86%      (0.27)%   22.83%

   Ratios/supplemental data:
     Net assets, end of period (000s)                  $25,049       $17,976     $ 6,552   $ 3,667

   Ratios to average net assets (annualized):
     Ratio of expenses to average net assets/2/           1.15%         1.15%       1.15%     1.15%
     Ratio of net investment income (loss) to
        average net assets                                1.93%         2.05%       1.83%     1.92%

   Portfolio turnover/3/                                    60%           56%         11%       49%

   Ratio of expenses to average net assets
     prior to waived fees and reimbursed
     expenses (annualized)/2,/ /5/                        1.30%         1.37%       1.67%     1.88%


/1/ The Fund changed its fiscal year-end from May 31 to September 30.

/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.

/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.

/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28   Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 CLASS B SHARES--COMMENCED                    CLASS C SHARES--COMMENCED
 ON OCTOBER 1, 1998                           ON OCTOBER 1, 1998
-----------------------------------------------------------------------------------------
Sept. 30,  Sept. 30,  Sept. 30,   May 31,     Sept. 30,   Sept. 30,   Sept. 30,  May 31,
  2001       2000       1999/1/    1999         2001         2000        1999     1999
$ 32.50    $ 30.59    $ 30.76     $ 26.96     $ 32.50     $ 30.65     $ 30.79    $ 26.96


   0.39       0.42       0.10        0.56        0.39        0.48        0.07       0.65

  (3.50)      3.71      (0.27)       4.82       (3.50)       3.66       (0.21)      4.79

  (3.11)      4.13      (0.17)       5.38       (3.11)       4.14       (0.14)      5.44

  (0.44)     (0.41)      0.00       (0.55)      (0.45)      (0.48)       0.00      (0.58)


  (2.03)     (1.81)      0.00       (1.03)      (2.03)      (1.81)       0.00      (1.03)
  (2.47)     (2.22)      0.00       (1.58)      (2.48)      (2.29)       0.00      (1.61)

$ 26.92    $ 32.50    $ 30.59     $ 30.76     $ 26.91     $ 32.50     $ 30.65    $ 30.79

 (10.45)%    14.04%     (0.55)%     20.36%     (10.46)%     14.06%      (0.45)%    20.59%


$48,487    $20,198    $11,967     $ 8,978     $11,265     $ 6,564     $ 2,153    $ 1,236


   1.90%      1.90%      1.90%       1.75%       1.90%       1.90%       1.68%      1.68%

   1.16%      1.28%      1.08%       1.34%       1.18%       1.31%       1.30%      1.45%

     60%        56%        11%         49%         60%         56%         11%        49%



   2.16%      2.15%      2.31%       2.43%       2.06%       2.12%       2.46%      4.43%


                                                Allocation Funds Prospectus   29

Index Allocation Fund
--------------------------------------------------------------------------------

Portfolio Managers: Galen G. Blomster, CFA; David S. Lunt, CFA

--------------------------------------------------------------------------------
Investment Objective
The Index Allocation Fund seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

--------------------------------------------------------------------------------
Investment Strategies
The Fund invests in equity and fixed-income securities in varying proportions, with a strong emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. The Fund's "neutral" target allocation is 100% equity securities and no fixed-income securities.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------
Permitted Investments
The asset classes we invest in are:

.. Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and

.. Bond Investments--We invest this portion of the Fund in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. Bonds in this index have remaining maturities of twenty years or more.

We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund uses futures contracts to implement target allocation changes recommended by the asset allocation model. Under normal market conditions, we invest at least 80% of the Fund's assets in securities representative of the S&P 500 Index, Lehman Brothers 20+ Year Treasury Index, or a combination of both.

The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

30   Allocation Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

                                                Allocation Funds Prospectus   31

Index Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                 CLASS A SHARES--
                                                                 COMMENCED
                                                                 ON APRIL 7, 1988
                                                                 ---------------------------------------------------------------
                                                                 Sept. 30,    Sept. 30,    Sept. 30,    Feb 28,        March 31,
For the period ended:                                              2001         2000         1999/1/     1999/2/        1998/3/
                                                                 ---------------------------------------------------------------
Net asset value, beginning of period                             $ 21.50      $ 19.72      $ 19.04      $ 17.55        $ 15.51

Income from investment operations:
   Net investment income (loss)                                     0.01         0.01         0.02         0.03           0.01
   Net realized and unrealized gain (loss)
     on investments                                                (5.41)        2.48         0.68         2.14           2.04

Total from investment operations                                   (5.40)        2.49         0.70         2.17           2.05

Less distributions:
   Dividends from net investment income                             0.00         0.00        (0.02)       (0.03)         (0.01)
   Distributions from net realized gain                            (2.07)       (0.71)        0.00        (0.65)          0.00

Total from distributions                                           (2.07)       (0.71)       (0.02)       (0.68)         (0.01)

Net asset value, end of period                                   $ 14.03      $ 21.50      $ 19.72      $ 19.04        $ 17.55

Total return/4/                                                   (27.42)%      12.63%        3.68%       12.60%         13.23%

Ratios/supplemental data:
   Net assets, end of period (000s)                             $ 57,833     $ 89,608     $ 94,676     $ 92,655        $92,733

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                          1.30%        1.30%        1.26%        1.29%          1.31%
   Ratio of net investment income (loss) to
     average net assets                                             0.01%       (0.01)%       0.15%        0.19%          0.30%

Portfolio turnover                                                     4%           7%           3%          12%             0%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/5/                                         1.30%        1.32%        1.26%         N/A           1.32%



/1/ The Fund changed its fiscal year-end from February 28 to September 30.
/2/ The Fund changed its fiscal year-end from March 31 to February 28.
/3/ The Fund changed its fiscal year-end from December 31 to March 31.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.



32    Allocation Funds Prospectus

Financial Highlights
--------------------------------------------------------------------------------

             CLASS B SHARES--                                                                              CLASS C SHARES--
             COMMENCED ON                                                                                  COMMENCED ON
             DECEMBER 15, 1997                                                                             JULY 1, 1993
----------------------------------------------------------------------------------------------------------------------------------
Dec. 31,     Dec. 31,     Sept. 30,     Sept. 30,     Sept. 30,     Feb. 28,     March 31,     Dec.31,     Sept. 30,     Sept. 30,
 1997         1996          2001          2000          1999/1/       1999/2/      1998/3/      1997         2001          2000
----------------------------------------------------------------------------------------------------------------------------------
 $ 13.99      $ 13.76      $ 26.30        $ 24.30       $ 23.55      $ 21.81       $ 19.31    $  18.99       $ 26.31       $ 24.32

    0.28         0.29        (0.16)         (0.15)        (0.05)       (0.07)        (0.01)       0.00         (0.21)        (0.22)

    3.23         2.02        (6.58)          3.02          0.80         2.61          2.51        0.32         (6.53)         3.08

    3.51         2.31        (6.74)          2.87          0.75         2.54          2.50        0.32         (6.74)         2.86

   (0.28)       (0.29)        0.00           0.00          0.00         0.00          0.00        0.00          0.00          0.00
   (1.71)       (1.79)       (2.53)         (0.87)         0.00        (0.80)         0.00        0.00         (2.53)        (0.87)

   (1.99)       (2.08)       (2.53)         (0.87)         0.00        (0.80)         0.00        0.00         (2.53)        (0.87)

 $ 15.51      $ 13.99      $ 17.03        $ 26.30       $ 24.30      $ 23.55       $ 21.81    $  19.31      $  17.04       $ 26.31

   25.18%       17.04%      (27.98)%        11.81%         3.18%       11.88%        12.95%       1.69%       (27.97)%       11.76%

$ 80,512     $ 60,353     $ 19,755        $29,726      $ 19,431     $ 12,568       $ 3,322       $ 356      $ 44,621       $77,008

    1.26%        1.31%        2.05%          2.05%         2.03%        2.04%         2.06%       2.05%         2.05%         2.05%

    1.82%        2.06%       (0.74)%        (0.78)%       (0.61)%      (0.57)%       (0.43)%     (0.17)%       (0.74)%       (0.76)%

      80%          67%           4%             7%            3%          12%            0%         80%            4%            7%

    1.29%        1.44%        2.15%          2.18%         2.07%        2.26%         4.03%      15.17%         2.05%         2.13%


                                                  Allocation Funds Prospectus 33

Index Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                       CLASS C SHARES--CONTINUED
                                                       -------------------------------------------------------
                                                        Sept. 30,    Feb. 28,   March 31,   Dec. 31,  Dec. 31,
For the period ended:                                    1999/1/      1999/2/    1998/3/     1997      1996
                                                       -------------------------------------------------------
Net asset value, beginning of period                    $ 23.56      $ 21.82    $ 19.32     $ 17.42   $ 17.10

Income from investment operations:
   Net investment income (loss)                           (0.07)       (0.10)     (0.02)       0.20      0.22
   Net realized and unrealized gain (loss)
     on investments                                        0.83         2.64       2.52        4.00      2.54

Total from investment operations                           0.76         2.54       2.50        4.20      2.76

Less distributions:
   Dividends from net investment income                    0.00         0.00       0.00       (0.20)    (0.22)
   Distributions from net realized gain                    0.00        (0.80)      0.00       (2.10)    (2.22)

Total from distributions                                   0.00        (0.80)      0.00       (2.30)    (2.44)

Net asset value, end of period                          $ 24.32      $ 23.56    $ 21.82     $ 19.32   $ 17.42

Total return/4/                                            3.23 %      11.88 %    13.00 %     24.07 %   16.37 %

Ratios/supplemental data:
   Net assets, end of period (000s)                     $77,530      $67,364    $56,164     $46,084   $24,655

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                 2.01 %       2.05 %     2.05 %      2.02 %    2.05 %
   Ratio of net investment income (loss) to
     average net assets                                   (0.60)%      (0.56)%    (0.44)%      1.00 %    1.35 %

Portfolio turnover                                            3 %         12 %        0 %        80 %      67 %

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/5/                                2.02 %       2.06 %     2.09 %      2.05 %    2.20 %

/1/ The Fund changed its fiscal year-end from February 28 to September 30.
/2/ The Fund changed its fiscal year-end from March 31 to February 28.
/3/ The Fund changed its fiscal year-end from December 31 to March 31.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34   Allocation Funds Prospectus

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--------------------------------------------------------------------------------

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

o    We cannot guarantee that a Fund will meet its investment objective.

o We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.

o Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

o An investment in a single Fund, by itself, does not constitute a complete investment plan.

o The Growth Balanced Fund is subject to leverage risk, which is the risk that some relatively smaller transactions may multiply smaller market movements into larger changes in the Fund's NAV. This risk may occur when the Fund makes investments in derivatives, such as options or futures contracts.

o The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

o The Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

o The Growth Balanced Fund may invest a portion of its assets in securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is

36  Allocation Funds Prospectus

--------------------------------------------------------------------------------

     important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                 Allocation Funds Prospectus  37

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of those securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

38  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                 ASSET         GROWTH       INDEX
                                                                               ALLOCATION     BALANCED    ALLOCATION
--------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                             PRINCIPAL RISKS
--------------------------------------------------------------------------------------------------------------------
Borrowing Policies                              Leverage Risk                      X             X            X
The ability to borrow money for
temporary purposes (e.g. to meet
shareholder redemptions).

Emerging Markets
Securities of companies based in                Emerging Market, Foreign
countries considered developing or to           Investment, Regulatory,                          X
have "emerging" stock markets. Generally        Liquidity and Currency Risk
these securities have the same type of
risks as foreign securities, but to a
higher degree.

Floating and Variable Rate Debt
Instruments with interest rates that are        Interest Rate
adjusted either on a schedule or when an        and Credit Risk                                  X
index or benchmark changes.

Foreign Securities
Equity securities issued by a non-U.S.          Foreign Investment,
company, which may be in the form of an         Regulatory, Liquidity                            X
ADR or similar investment, or debt              and Currency Risk
securities of a non-U.S. company or
foreign government.

Forward Commitment, When-Issued and
Delayed Delivery Transactions
Securities bought or sold for delivery          Interest Rate,
at a later date or bought or sold for a         Leverage Risk, and                 X             X            X
fixed price at a fixed date.                    Credit Risk

Illiquid Securities
A security which may not be sold or             Liquidity Risk                     X             X            X
disposed of in the ordinary course of
business within seven days at the value
determined by the Fund. Limited to 15%
of net assets.

Loans of Portfolio Securities
The practice of loaning securities to           Credit, Counter-Party
brokers, dealers and financial                  and Leverage Risk                  X             X            X
institutions to increase returns on
those securities. Loans may be made up
to 1940 Act limits (currently one-third
of total assets, including the value of
the collateral received).

                                                Allocation Funds Prospectus   39

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

                                                                                    ASSET         GROWTH       INDEX
                                                                                  ALLOCATION     BALANCED    ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                              PRINCIPAL RISKS
-----------------------------------------------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities
Securities consisting of undivided               Interest Rate, Credit,                              X
fractional interests in pools of                 and Prepayment/
consumer loans, such as mortgage loans,          Extension Risk
car loans, credit card debt or
receivables held in trust.

Options
The right or obligation to receive or            Credit and
deliver a security or cash payment               Liquidity Risk                       X              X            X
depending on the security's price or the
performance of an index or benchmark.
Types of options used may include:
options on securities, options on a
stock index, stock index futures and
options on stock index futures to
protect liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of             Market Risk                          X              X            X
other mutual funds, which will cause
Fund shareholders to bear a pro rata
portion of the other fund's expenses, in
addition to the expenses paid by the
Fund.

Privately Issued Securities
Securities that are not publicly traded          Liquidity Risk                       X              X            X
but which may or may not be resold in
accordance with Rule 144A under the
Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a           Credit and
security agrees to buy back a security           Counter-Party Risk                   X              X            X
at an agreed upon time and price,
usually with interest.

Small Company Securities
Investments in small companies, which            Small Company Investment,                           X
may be less liquid and more volatile             Market and Liquidity Risk.
than investments in larger companies.

Stripped Obligations
Securities that give ownership to either         Interest Rate Risk                                  X
future payments of interest or a future
payment of principal, but not both.
These securities tend to have greater
interest rate sensitivity than
conventional debt.

40   Allocation Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 61 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders it may change service providers.

----------------------------------------------------------------------------------------
                                     BOARD OF TRUSTEES
----------------------------------------------------------------------------------------
                             Supervises the Funds' activities
----------------------------------------------------------------------------------------
           INVESTMENT ADVISER                                CUSTODIAN
----------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC             Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA             6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities      Provides safekeeping for the Funds' assets
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                   INVESTMENT SUB-ADVISER
----------------------------------------------------------------------------------------
                           Wells Capital Management Incorporated
                                    525 Market Street
                                    San Francisco, CA
                      Responsible for day-to-day portfolio management
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                                        SHAREHOLDER
                                         TRANSFER                        SERVICING
    ADMINISTRATOR                         AGENT                           AGENTS
----------------------------------------------------------------------------------------
    Wells Fargo Funds             Boston Financial Data               Various Agents
    Management, LLC               Services, Inc.
    525 Market St.                Two Heritage Dr.
    San Francisco, CA             Quincy, MA

    Manages the Funds'            Maintains records                   Provide
    business activities           of shares and                       services to
                                  supervises the payment              customers
                                  of dividends
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                      FINANCIAL SERVICES FIRMS AND SELLING AGENTS
----------------------------------------------------------------------------------------
            Advise current and prospective shareholders on Fund investments
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                    SHAREHOLDERS
----------------------------------------------------------------------------------------

                                                Allocation Funds Prospectus   41

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Growth Balanced Fund is a gateway fund that invests in various core portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of the Fund's average daily net assets for providing advisory services to the Fund, including the determination of the asset allocations of the Fund's investments in various core portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, the core portfolios. The total amount of investment advisory fees paid to Funds Management as a result of the Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management acts as investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for each of the Funds, and in this capacity is responsible for the day-to-day investment management activities of the Funds. WCM also is the sub-adviser for the Index, Equity Income, Small Cap Index and International Equity Portfolios in which the Growth Balanced Fund invests. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Cadence Capital Management ("Cadence"), a wholly-owned subsidiary of Allianz A.G. located at 265 Franklin Street, Boston, Massachusetts 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds, and individual investors. As of September 30, 2001, Cadence managed approximately $5.1 billion in assets.

42   Allocation Funds Prospectus

--------------------------------------------------------------------------------

Galliard Capital Management ("Galliard"), located at LaSalle Plaza, 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is the investment sub-adviser for the Strategic Value Bond and Managed Fixed Income Portfolios in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of September 30, 2001, Galliard managed approximately $8.7 billion in assets.

Peregrine Capital Management ("Peregrine"), a wholly-owned subsidiary of Wells Fargo Bank, Minnesota, N.A. located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is the investment sub-adviser for the Large Company Growth, Small Company Growth, Small Company Value and Tactical Maturity Bond Portfolios in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans, foundation and endowments. As of September 30, 2001, Peregrine managed approximately $9.1 billion in assets.

Schroder Investment Management ("Schroder"), located at 875 Third Avenue, 22nd Floor, New York, NY 10022, is the investment sub-adviser for the International Core Portfolio in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, Schroder managed $34 billion in assets.

Smith Asset Management Group ("Smith Group"), located at 200 Crescent Court, Suite 850, Dallas, Texas 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund class. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily assets.

                                                Allocation Funds Prospectus   43

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

44   Allocation Funds Prospectus

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--------------------------------------------------------------------------------

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

..    Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

..    Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.

..    Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

46   Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                 FRONT-END SALES              FRONT-END SALES
      AMOUNT OF                   CHARGE AS % OF               CHARGE AS % OF
      PURCHASE                PUBLIC OFFERING PRICE         NET AMOUNT INVESTED

Less than $50,000                     5.75%                        6.10%

$50,000 to $99,999                    4.75%                        4.99%

$100,000 to $249,999                  3.75%                        3.90%

$250,000 to $499,999                  2.75%                        2.83%

$500,000 to $999,999                  2.00%                        2.04%

$1,000,000 and over/1/                0.00%                        0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------
CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN 1 YEAR  2 YEARS  3 YEARS   4 YEARS  5 YEARS   6 YEARS  7 YEARS  8 YEARS
CDSC               5.00%   4.00%    3.00%     3.00%    2.00%     1.00%    0.00%  A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

                                                Allocation Funds Prospectus   47

A Choice of Share Classes
--------------------------------------------------------------------------------

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
CDSC                 5.00%   4.00%      3.00%     3.00%     2.00%     1.00%    A shares

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC schedule for these shares is below:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED PRIOR TO MARCH 3, 1997 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS
CDSC                 3.00%    2.00%     1.00%     1.00%     0.00%     0.00%    A shares

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after seven years:

-------------------------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR TO MAY 18,
1999 HAVE THE FOLLOWING CDSC SCHEDULE:
-------------------------------------------------------------------------------------------------
REDEMPTION WITHIN   1 YEAR   2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS
CDSC                 4.00%    3.00%     3.00%     2.00%     2.00%      1.00%    0.00%    A shares

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

48   Allocation Funds Prospectus

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

--------------------------------------------------------------------------------
Class A Share Reductions
--------------------------------------------------------------------------------
     . You pay no sales charges on Fund shares you buy with reinvested distributions.

     . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

     . By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

     . Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

     . You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A shares or Class B shares within 120 days of the date of the redemption.

     . You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

     . a family unit, including children under the age of twenty-one or single trust estate;

     .   a trustee or fiduciary purchasing for a single fiduciary relationship;
         or

     . the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                   How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                                                Allocation Funds Prospectus   49

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B and Class C Share CDSC Waivers
--------------------------------------------------------------------------------

     . You pay no CDSC on Funds shares you purchase with reinvested distributions.

     . We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age
         70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

     . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

     . We waive the CDSC for redemptions made at the direction of Funds Management in order, for example, to complete a merger.

     . We waive the Class B share CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

     .   We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet of all the following circumstances:

     .   withdrawals are made by participating in the Systematic Withdrawal
         Program;

     . withdrawals may not exceed 10% of your fund assets (including "free shares") annually based on your anniversary date in the Systematic Withdrawal Program; and

     .   you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

     .   Current and retired employees, directors/trustees and officers of:

         .    Wells Fargo Funds (including any predecessor funds);

         .    Wells Fargo & Company and its affiliates;

         .    and the family members of any of the above.

     .   Current employees of:

         .    Stephens Inc. and its affiliates;

         .    broker-dealers who act as selling agents;

         . and immediate family members (spouse, sibling, parent, or child) of any of the above.

Contact your selling agent for further information.

You also may buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

50   Allocation Funds Prospectus

--------------------------------------------------------------------------------
We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

Distribution Plan

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. For these services, the Class B and Class C shares of the Funds pay 0.75% of their average daily net assets on an annual basis.

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                Allocation Funds Prospectus   51

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

.. You should carefully read the prospectus for the Fund into which you wish to exchange.

.. Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

.. If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

.. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

.. Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. The aging schedule of the originally purchased shares transfers to the exchanged shares for the purpose of applying any CDSC upon redemption.

.. In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

52   Allocation Funds Prospectus

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
.. As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..  Each Fund's investments are generally valued at current market prices.
   Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange
   ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

.. We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

.. We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

..  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares
.. By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment);

..  Through a brokerage account with an approved selling agent; or

.. Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor or their affiliates in connection with the sale of Fund shares.

                                                Allocation Funds Prospectus   53

Your Account
--------------------------------------------------------------------------------

Minimum Investments
..  $1,000 per Fund minimum initial investment; or

..  $100 per Fund if you use the Systematic Purchase Program; and

..  $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions
.. We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

BY MAIL
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

.. Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

.. Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example,"Wells Fargo Growth Balanced Fund, Class B." Please note that checks made payable to any other entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

.. All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

..  You may start your account with $100 if you elect the Systematic Purchase
   Program option on the Application.

..  Mail to: Wells Fargo Funds  Overnight Mail Only: Wells Fargo Funds
            P.O. Box 8266                           Attn: CCSU-Boston Financial
            Boston, MA 02266-8266                   66 Brooks Drive
                                                    Braintree, MA 02184

54   Allocation Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

.. Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

..  Enclose the payment stub/card from your statement if available.

..  Mail to: Wells Fargo Funds
            P.O. Box 8266
            Boston, MA 02266-8266

BY WIRE
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

.. You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

..  If you do not currently have an account, complete a Wells Fargo Funds
   Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

..  All purchases must be made with U.S. dollars.

.. Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application in proper order.

..  Overnight Application to: Wells Fargo Funds
                             ATTN: CCSU-Boston Financial
                             66 Brooks Drive
                             Braintree, MA 02184

..  Wire money to:            State Street Bank & Trust  Attention:
                             Boston, MA                 Wells Fargo Funds (Name
                                                        of Fund, Account Number,
                             Bank Routing Number:       and Share Class)
                             ABA 011 000028
                                                        Account Name:
                             Wire Purchase Account      (Registration Name
                             Number:                    Indicated on
                             9905-437-1                 Application)

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

.. Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

..  Wire money to:            State Street Bank & Trust  Attention:
                             Boston, MA                 Wells Fargo Funds (Name
                                                        of Fund, Account Number,
                                                        and Share Class)
                             Bank Routing Number:
                             ABA 011 000028             Account Name:
                                                        Registration Name
                             Wire Purchase Account      Indicated on Account)
                             Number: 9905-437-1

                                                Allocation Funds Prospectus   55

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

BY PHONE
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

..  Call Investor Services at 1-800-222-8222, option 0 for an Investor Service
   Representative or option 2 to use our Automated Voice Response service to either:

   .  transfer at least $1,000 from a linked settlement account, or

   . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..  Call Investor Services at 1-800-222-8222, option 0 for an Investor Service
   Representative or option 2 to use our Automated Voice Response service to either:

   .  transfer at least $100 from a linked settlement account, or

   . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

56   Allocation Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
     o Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

     o Make sure all the account owners sign the request exactly as their names appear on the account application.

     o You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     o Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

     o   Mail to:      Wells Fargo Funds
                       P.O. Box 8266
                       Boston, MA 02266-8266
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
     o Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

     o Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

     o You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     o Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

     o Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

     o We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                                Allocation Funds Prospectus   57

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
     o We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

     o   Your redemptions are net of any applicable CDSC.

     o If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     o We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     o Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

58   Allocation Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th of the month. Call Investor Services at 1-800-222-8222, option 0 for more information.

.. Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase and specify an amount of at least $100.

.. Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

.. Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

   .  must have a Fund account valued at $10,000 or more;

   .  must have your distributions reinvested; and

   .  may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions
The Asset Allocation and Index Allocation Funds in this Prospectus pay any distributions of net investment income quarterly and capital gain distributions at least annually. The Growth Balanced Fund pays any distributions of net investment income and capital gain at least annually.

We offer the following distribution options:

.. Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

.. Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

.. Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

                                                Allocation Funds Prospectus   59

Additional Services and Other Information
--------------------------------------------------------------------------------

..  Directed Distribution Purchase Option--Lets you buy shares of a different
   Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further federal income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

60   Allocation Funds Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

Wells Fargo Funds Trust           Predecessor Fund

Asset Allocation Fund             Stagecoach Asset Allocation Fund

Growth Balanced Fund              Norwest Advantage Growth Balanced Fund

Index Allocation Fund             Stagecoach Index Allocation Fund

                                                Allocation Funds Prospectus   61

Description of Core Portfolios
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO                         OBJECTIVE
--------------------------------------------------------------------------------

Disciplined Growth                The Portfolio seeks capital appreciation by
Portfolio                         investing in common stocks of larger
                                  companies.

Equity Income Portfolio           The Portfolio seeks to provide long-term
                                  capital appreciation consistent with
                                  above-average dividend income.

Index Portfolio                   The Portfolio seeks to replicate the return
                                  of the S&P 500 Index with minimum tracking error and to minimize transaction costs.

International Portfolio           The Portfolio seeks to provide long-term
                                  capital appreciation by investing directly or indirectly in high-quality companies based outside the United States.

International Equity              The Portfolio seeks total return, with an
Portfolio                         emphasis on capital appreciation over the
                                  long term, by investing in equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world.

Large Cap Appreciation            The Portfolio seeks long-term capital
Portfolio                         appreciation.

Large Company Growth              The Portfolio seeks to provide long-term
Portfolio                         capital appreciation by investing primarily
                                  in large, high-quality domestic companies that the adviser believes have superior growth potential.

Managed Fixed Income              The Portfolio seeks consistent fixed-income
                                  returns by investing primarily in investment grade intermediate-term securities.

Small Cap Index Portfolio         The Portfolio seeks to replicate the total
                                  return of the S&P Small Cap 600 Index with minimum tracking error and to minimize transaction costs.

Small Cap Value Portfolio         The Portfolio seeks capital appreciation by
                                  investing in common stocks of smaller
                                  companies.

Small Company Growth              The Portfolio seeks to provide long-term
Portfolio                         capital appreciation by investing in smaller
                                  domestic companies.




62   Allocation Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The Portfolio invests primarily in the common stocks of companies that, in the view of the adviser, possess above-average potential for growth. We invest in a portfolio of securities with an average market capitalization greater than $5 billion.

The Portfolio invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

In making investment decisions for the Portfolio, we consider the 1,000 largest publicly traded companies in the U.S., screening the stocks in this universe for a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests primarily in large companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests in a diversified blend of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities of a broad spectrum of U.S. and foreign issuers including U.S. Government securities, and the debt securities of financial institutions, corporations and others.

Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market value of the S&P 600 Small Cap Index.

The Portfolio invests primarily in companies that the adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests primarily in the common stock of small domestic companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $3 billion or less.

                                                Allocation Funds Prospectus   63

Description of Core Portfolios
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                              OBJECTIVE
--------------------------------------------------------------------------------
Small Company Value               The Portfolio seeks to provide long-term
Portfolio                         capital appreciation by investing principally
                                  in smaller companies whose market
                                  capitalization is less than the largest stock in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

Strategic Value Bond              The Portfolio seeks total return by investing
Portfolio                         primarily in income-producing securities.

Tactical Maturity                 The Portfolio seeks positive total return
Bond Portfolio                    each calendar year regardless of general bond
                                  market performance by investing in a portfolio of high quality U.S. Government securities and corporate fixed-income securities.














64   Allocation Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

In making investment decisions for the Portfolio, we focus on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests in a broad range of debt securities in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government securities, preferred stock, convertible bonds, and foreign bonds.

 The Portfolio's assets are divided into two components,"short" bonds with maturities (or average life) of two years or less, and "long" bonds with maturities of 25 years or more. The Portfolio invests in U.S. Government securities and corporate fixed-income investments rated within 1 of the 2 highest long-term rating categories, or that are unrated and determined by the adviser to be of comparable quality. The Portfolio's assets are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. During periods of falling prices, long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The dollar-weighted average maturity of the fund may vary between 1 and 30 years.

                                                Allocation Funds Prospectus   65

Portfolio Managers
--------------------------------------------------------------------------------


Galen G. Blomster, CFA
Asset Allocation Fund since 2002
Index Allocation Fund since 2002
Mr. Blomster is a Principal with WCM. He joined WCM in 1998 as Vice President and Director of Research and simultaneously held his position as a portfolio manager at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Blomster manages numerous portfolios for WCM using asset allocation models that he developed, including the models used in managing the Asset Allocation Fund and Index Allocation Fund. He has worked in an investment management capacity for Norwest or its affiliates since 1997. Mr. Blomster earned his BS in Dairy and Food Sciences from the University of Minnesota and his MS and PhD in Applied Economics from Purdue University.

David B. Breed, CFA
Growth Balanced Fund since 2001
Managing Director, Chief Executive Officer, Chief Investment Officer and founding partner of Cadence. He has managed separate equity accounts and has led the team of equity portfolio managers and analysts there since 1988. He earned his BA in Finance from the University of Massachusetts, and his MBA in Finance from the Wharton School of Business.

Patricia Burns, CFA
Growth Balanced Fund and its predecessor since 1998
Ms.Burns joined Peregrine over ten years ago and is a Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Norwest Bank and its affiliates since 1983. Ms. Burns earned her BA in Child Psychology/Sociology and her MBA from the University of Minnesota.

Tasso H. Coin, Jr., CFA
Growth Balanced Fund and its predecessor since 1995
Mr. Coin joined Peregrine in 1995 as a Senior Vice President. His responsibilities include overseeing the Small Company Value Portfolio. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BA in Economics from Loyola University of Chicago.

John S. Dale, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

Gary J. Dunn, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He has been associated with Norwest Bank or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn earned his BA in Economics from Carroll College.

William D. Giese, CFA
Growth Balanced Fund and its predecessor since 1994
Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Tactical Maturity Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese earned his BS in Civil Engineering from the Illinois Institute of Technology and his MBA from the University of Michigan.

66    Allocation Funds Prospectus

--------------------------------------------------------------------------------

John Huber, CFA
Growth Balanced Fund and its predecessor since 1998
Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber oversees the Stable Income Portfolio and the Strategic Value Bond Portfolio and specializes in corporate and taxable municipal securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest Bank's Capital Market Credit Group. Mr. Huber earned his BA in Communications from the University of Iowa and his MBA from the University of Minnesota.

David S. Lunt, CFA
Asset Allocation Fund since 2002
Index Allocation Fund since 2002
Mr. Lunt joined WCM as a portfolio manager in 1992. Mr. Lunt currently is Managing Director of Quantitative Analysis for WCM. Mr. Lunt also oversees WCM's quantitative products and Wells Fargo & Company's employee benefit assets.
Mr. Lunt is a member of the Association for Investment Management and Research
(AIMR) and the Twin Cities Society of Security Analysts. He earned a BA in Business and his MBA from the University of Nebraska.

Richard Merriam, CFA
Growth Balanced Fund and its predecessor since 1997
Mr. Merriam joined Galliard at the firm's inception in 1995. Currently, Mr. Merriam is a Managing Partner at Galliard. He is responsible for investment process and strategy. Mr. Merriam oversees the Strategic Value Bond Portfolio and Managed Fixed-Income Portfolios. Prior to joining Galliard, Mr. Merriam was Chief Investment Officer for Insight Management. Mr. Merriam earned his BA in Economics and English from the University of Michigan and his MBA from the University of Minnesota.

Robert B. Mersky, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine's Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky has actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky had been associated with Norwest Bank since 1968; and his responsibilities included Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky earned his BS in Accounting from the University of Minnesota.

Ajay Mirza, CFA
Growth Balanced Fund and its predecessor since 1998
Mr. Mirza joined Galliard at the firm's inception in 1995 as a Portfolio Manager and Mortgage Specialist. Mr. Mirza oversees the Managed Income Fund Portfolio and specializes in asset- and mortgage-backed securities. Prior to joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers. Mr. Mirza earned his BE in Instrumentation from the Birla Institute of Technology (India), his MA in Economics from Tulane University, and his MBA from the University of Minnesota.

Gary E. Nussbaum, CFA
Growth Balanced Fund and its predecessor since 1990
Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned his BA in Finance and his MBA from the University of Wisconsin.

                                               Allocation Funds Prospectus    67

Portfolio Managers
--------------------------------------------------------------------------------


Michael Perelstein
Growth Balanced Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997 as a Senior Vice President. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes more than 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago. As of September 30, 2001, Schroder had over $10 billion in EAFE (Europe, Asia, Far East) assets under management.

Douglas G. Pugh, CFA
Growth Balanced Fund and its predecessor since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Mr. Pugh currently co-manages the Small Company Value Portfolio. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment adviser firm. Mr. Pugh earned his BS in Finance and Business Administration from Drake University and his MBA from the University of Minnesota.

David L. Roberts, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistant Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He earned his BA in Mathematics from Carroll College.

Stephen S. Smith, CFA
Growth Balanced Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with NationsBank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

David D. Sylvester
Growth Balanced Fund and its predecessor since 1996
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined WCM in 1998 as an Executive Vice President. He simultaneously held the position of Managing Director for Reserve Asset Management at Norwest Investment Management ("NIM") (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in the management of structured portfolios, including indexed portfolios and overlay programs. Mr. Sylvester attended the University of Detroit--Mercy.

Cynthia A. Tusan, CFA
Growth Balanced Fund since 2001
Ms.Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Paul E. von Kuster, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. He currently co-manages the Small Company Growth Portfolio. Mr. von Kuster earned his BA in Philosophy from Princeton University.

68    Allocation Funds Prospectus

--------------------------------------------------------------------------------

Laurie R. White
Growth Balanced Fund and its predecessor since 1996
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment management services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Wayne A. Wicker, CFA
Growth Balanced Fund since 2001
Mr. Wicker joined Cadence in 1988 and serves as a Senior Portfolio Manager. Prior to joining Cadence, Mr. Wicker was Director of Investment Strategy at Howard Hughes Medical Institute, Manager and then Director of Employee Benefits at Dayton Hudson Corporation and a Financial Analyst at IDS Financial Services (now American Express Financial Advisors). He has 21 years of investment experience. Mr. Wicker earned his BA in Business Administration and his BA in Communications from the University of Washington. He earned his MBA in Finance from Michigan State University in 1984.

Sabrina Yih
Growth Balanced Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a portfolio manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a portfolio manager for the Delphi International Fund for high net worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research
(AIMR), and a member of the International Society of Financial Analysts.

                                               Allocation Funds Prospectus    69

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

70   Allocation Funds Prospectus

--------------------------------------------------------------------------------
Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index
An index comprised of the 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered to be a mid-to-large cap index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

                                                Allocation Funds Prospectus   71

Glossary
--------------------------------------------------------------------------------

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

72   Allocation Funds Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P001 (4/02)
ICA Reg. No.
811-09253                                                       [LOGO]
#522578                                                Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

                                                                      ----------
WELLS FARGO ALLOCATION FUNDS                                          PROSPECTUS
                                                                      ----------

                                  Asset Allocation Fund

                                  Growth Balanced Fund

                                  Moderate Balanced Fund

                                  Strategic Growth Allocation Fund
                                  (formerly the Aggressive Balanced-Equity Fund)

                                  Strategic Income Fund

                                                           April 15, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Institutional

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                                     Allocation Funds
------------------------------------------------------------------------------------------------------
Overview                                      Objectives and Principal Strategies                    4
                                              Summary of Important Risks                             6
Important summary information                 Performance History                                    8
about the Funds.                              Summary of Expenses                                   14
                                              Key Information                                       16

------------------------------------------------------------------------------------------------------
The Funds                                     Asset Allocation Fund                                 18
                                              Growth Balanced Fund                                  20
Important information about                   Moderate Balanced Fund                                26
the individual Funds.                         Strategic Growth Allocation Fund
                                                (formerly the Aggressive Balanced-Equity Fund)      32
                                              Strategic Income Fund                                 36
                                              Additional Strategies and
                                                General Investment Risks                            42
                                              Organization and Management
                                                of the Funds                                        47

------------------------------------------------------------------------------------------------------
Your Investment                               Your Account                                          51
                                                How to Buy Shares                                   52
How to open an account and                      How to Sell Shares                                  53
how to buy, sell and exchange                   Exchanges                                           54
Fund shares.

------------------------------------------------------------------------------------------------------
Reference                                     Other Information                                     55
                                              Table of Predecessors                                 56
Additional information and term               Description of Core Portfolios                        58
definitions.                                  Portfolio Managers                                    62
                                              Glossary                                              67

Allocation Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details.

Words appearing in italicized print and highlighted in color are defined in the glossary.


---------------------------------------------------------------------------------------------------------------
FUND                                    OBJECTIVE
---------------------------------------------------------------------------------------------------------------
   Asset Allocation Fund                Seeks long-term total return, consistent with reasonable risk.

   Growth Balanced Fund                 Seeks a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

   Moderate Balanced Fund               Seeks a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income investments.

   Strategic Growth Allocation          Seeks capital appreciation with a secondary emphasis on current income.
   Fund (formerly the
   Aggressive Balanced-
   Equity Fund)

   Strategic Income Fund                Seeks a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.

4   Allocation Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.


The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund uses 5 different equity styles, and the fixed-income portion of the Fund uses 3 different fixed-income styles.


The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on fixed-income portfolios. The Fund's "neutral" target allocation is 60% fixed-income securities and 40% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity styles, and the fixed-income portion of the Fund's portfolio uses 4 different fixed-income styles.


The Fund is a gateway fund that is designed for investors seeking to invest in equity securities with limited exposure to fixed-income securities. The Fund's "neutral" target allocation is 80% equity securities and 20% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity investment styles, and the fixed-income portion of the Fund's portfolio uses 3 different fixed-income investment styles.


The Fund is a gateway fund that is designed for investors seeking to invest in fixed-income securities with limited exposure to equity securities. The Fund's "neutral" target allocation is 80% fixed-income securities and 20% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity investment styles, and the fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles.

                                                 Allocation Funds Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Fund Descriptions later in this Prospectus;

..    the "Additional Strategies and General Investment Risks" section

..    beginning on page 42; and o the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.


--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Securities of small or medium-sized companies tend to be more volatile and less liquid than those of large companies.

Foreign Investments
Certain Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depository Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Debt Securities
The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes

6   Allocation Funds Prospectus

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------

Debt Securities (cont'd)
than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also have the effect of extending or shortening the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.


--------------------------------------------------------------------------------
FUND                                SPECIFIC RISKS
--------------------------------------------------------------------------------
Asset Allocation Fund               The Fund is subject to the "Equity
                                    Securities" and "Debt Securities" risks
                                    described under "Common Risks for the Funds"
                                    on page 6. Fund assets that track
                                    performance of an index do so whether the
                                    index rises or falls.


Growth Balanced Fund and            The Funds are primarily subject to the
Moderate Balanced Fund              "Equity Securities" and "Debt Securities"
                                    risks described under "Common Risks for
                                    the Funds" on page 6.

Strategic Growth                    The Fund is primarily subject to the
Allocation Fund                     "Equity Securities" risks described under
                                    "Common Risks for the Funds" on page 6.

Strategic Income Fund               The Fund is primarily subject to the
                                    "Debt Securities" risks described under
                                    "Common Risks for the Funds" on page 6.

                                                 Allocation Funds Prospectus   7

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of appropriate broad-based indexes.

Please remember that past performance is no guarantee of future results.

Asset Allocation Fund Institutional Class Calendar Year Returns/1/

[GRAPH]

'92      7.00%
'93     14.94%
'94     (2.82)%
'95     29.18%
'96     11.65%
'97     22.01%
'98     25.58%
'99      9.49%
'00      0.98%
'01     (7.20)%



Best Qtr.: Q4 '98 . 16.09%              Worst Qtr.: Q1 '01 . (8.90)%


Average annual total return
for the period ended 12/31/01                   1 year     5 years      10 years
Institutional Class (Incept. 11/8/99)/1/         (7.20)%      9.47%       10.48%
S&P 500 Index/2/                                (11.88)%     10.70%       12.93%
LB 20+ Treasury Index/3/                          8.44 %      7.43%        7.23%

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers 20+ Treasury Index.

8   Allocation Funds Prospectus

Growth Balanced Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]

'92       5.58%
'93      10.26%
'94      (0.14)%
'95      23.25%
'96      14.25%
'97      20.77%
'98      22.45%
'99      12.38%
'00       7.82%
'01      (2.94)%

Best Qtr.: Q4 `98 . 16.86%        Worst Qtr.: Q3 `01 . (9.08)%

   Average annual total return
   for the period ended 12/31/01                      1 year            5 years       10 years
   Institutional Class (Incept. 11/11/94)/1/          (2.94)%            11.70%         11.03%
   S&P 500 Index/2/                                  (11.88)%            10.70%         12.93%
   LB Aggregate Bond Index/3/                          8.44%              7.43%          7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

/2/  S&P 500 is a registered trademark of Standard & Poor's.

/3/  Lehman Brothers Aggregate Bond Index.

                                                 Allocation Funds Prospectus   9

Performance History
--------------------------------------------------------------------------------
Moderate Balanced Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]
'92       6.03%
'93       8.86%
'94       0.42%
'95      18.36%
'96      10.11%
'97      16.00%
'98      16.74%
'99       8.03%
'00       9.52%
'01       0.71%

Best Qtr.: Q4 `98 . 10.19%         Worst Qtr.: Q3 `01 . (4.62)%

   Average annual total return
   for the period ended 12/31/01                 1 year   5 years      10 years
   Institutional Class (Incept. 11/11/94)/1/      0.71%     10.04%         9.32%
   S&P 500 Index/2/                             (11.88)%    10.70%        12.93%
   LB Aggregate Bond Index/3/                     8.44%      7.43%         7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

/2/ S&P 500 is a registered trademark of Standard & Poor's.

/3/ Lehman Brothers Aggregate Bond Index.

10   Allocation Funds Prospectus

--------------------------------------------------------------------------------
Strategic Growth Allocation Fund Institutional Class Calendar Year Returns

    [GRAPH]

'98       24.21%
'99       15.59%
'00        5.07%
'01       (5.84)%

Best Qtr.: Q4 `98 . 20.01%            Worst Qtr.: Q3 `01 . (11.81)%

Average annual total return                                         Life of
for the period ended 12/31/01                      1 year            Fund
Institutional Class (Incept. 12/02/97)             (5.84)%           9.02%
S&P 500 Index/1/                                  (11.88)%           5.99%
LB Aggregate Bond Index/2/                          8.44%            7.00%

/1/ S&P 500 is a registered trademark of Standard & Poor's.
/2/ Lehman Brothers Aggregate Bond Index.

                                                Allocation Funds Prospectus   11

Performance History
--------------------------------------------------------------------------------

Strategic Income Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]

'92       6.05%
'93       7.77%
'94       0.49%
'95      15.11%
'96       7.99%
'97      13.23%
'98      12.44%
'99       4.44%
'00      10.22%
'01       3.29%

Best Qtr.: Q2 `97 . 6.21%            Worst Qtr.: Q1 `94 . (1.41)%


Average annual total return
for the period ended 12/31/01                1 year       5 years       10 years

Institutional Class (Incept. 11/11/94)/1/      3.29%         8.64%          8.01%
S&P 500 Index/2/                             (11.88)%       10.70%         12.93%
LB Aggregate Bond Index/3/                     8.44%         7.43%          7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

/2/  S&P 500 is a registered trademark of Standard & Poor's.

/3/  Lehman Brothers Aggregate Bond Index.

12   Allocation Funds Prospectus

--------------------------------------------------------------------------------
                                              This page intentionally left blank

Allocation Funds
----------------------------------------------------------- --------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

-------------------------- -----------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                                                     All Funds
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                                   None

Maximum deferred sales charge (load) (as a percentage of the lower of the Net Asset Value ("NAV")
at purchase or the NAV at redemption)                                                                                  None
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/
--------------------------------------------------------------------------------

                                                                                        Asset Allocation        Growth Balanced
                                                                                              Fund                   Fund
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                0.75%                  0.84%
Distribution (12b-1) Fees                                                                      0.00%                  0.00%
Other Expenses/2/                                                                              0.44%                  0.13%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                           1.19%                  0.97%
-----------------------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                                                    0.24%                  0.04%
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                                                0.95%                  0.93%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             Moderate Balanced         Strategic Growth         Strategic Income
                                                                   Fund                 Allocation Fund                Fund
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                     0.80%                    0.86%                     0.78%
Distribution (12b-1) Fees                                           0.00%                    0.00%                     0.00%
Other Expenses/2/                                                   0.13%                    0.17%                     0.12%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                0.93%                    1.03%                     0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                         0.05%                    0.03%                     0.10%
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                     0.88%                    1.00%                     0.80%
-----------------------------------------------------------------------------------------------------------------------------------

/1/ Expenses for gateway funds include expenses allocated from the core portfolios in which each such Fund invests.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo Bank, N.A. Other expenses for the Asset Allocation Fund have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
/3/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

14   Allocation Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                     Asset Allocation      Growth Balanced
                                            Fund                 Fund
--------------------------------------------------------------------------------
 1 YEAR                                   $   97               $   95
 3 YEARS                                  $  354               $  305
 5 YEARS                                  $  631               $  532
10 YEARS                                  $1,422               $1,186
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Moderate Balanced  Strategic Growth   Strategic Income
                              Fund        Allocation Fund          Fund
--------------------------------------------------------------------------------
 1 YEAR                      $   90            $  102             $   82
 3 YEARS                     $  291            $  325             $  277
 5 YEARS                     $  510            $  566             $  489
10 YEARS                     $1,138            $1,257             $1,099
--------------------------------------------------------------------------------






                                                Allocation Funds Prospectus   15

Key Information
--------------------------------------------------------------------------------
In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Core and Gateway Structure
Some of the Funds in this Prospectus are "gateway" funds in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolio(s). Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..  what the Fund is trying to achieve;
.. how we intend to invest your money; and .. what makes the Fund different from the other Funds offered in this
   Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted are defined in the Glossary.

16   Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Asset Allocation Fund
--------------------------------------------------------------------------------


Portfolio Managers: Galen G. Blomster, CFA; David S. Lunt, CFA


Investment Objective
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

--------------------------------------------------------------------------------

Investment Strategies
The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The asset classes we invest in are:

..   Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and

..   Bond Investments--We invest this portion of the Fund in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. Bonds in this index have remaining maturities of twenty years or more.

We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund uses futures contracts to implement target allocation changes recommended by the asset allocation model.

The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

18   Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------

                                                             INSTITUTIONAL CLASS SHARES--COMMENCED
                                                             ON NOVEMBER 8, 1999
                                                             --------------------------------------------
                                                               Sept.30,                       Sept.30,
For the period ended:                                            2001                           2000
                                                             --------------------------------------------

Net asset value, beginning of period                         $       24.37                  $       23.18

Income from investment operations:
  Net investment income (loss)                                        0.46                           0.50
  Net realized and unrealized gain (loss)
     on investments)                                                 (3.98)                          1.15

Total from investment operations                                     (3.52)                          1.65

Less distributions:
  Dividends from net investment income                               (0.36)                         (0.46)
  Distributions from net realized gain                               (1.77)                          0.00

Total from distributions                                             (2.13)                         (0.46)

Net asset value, end of period                               $       18.72                  $       24.37

Total return/1/                                                     (15.57)%                         7.14%

Ratios/supplemental data:
  Net assets, end of period (000s)                           $      17,515                  $      20,822

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                             1.00%                          0.99%
  Ratio of net investment income (loss) to
    average net assets                                                1.70%                          2.21%

Portfolio turnover                                                      54%                            37%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)/2/                1.12%                          1.03%
---------------------------------------------------------------------------------------------------------

/1/ Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                Allocation Funds Prospectus   19

Growth Balanced Fund
--------------------------------------------------------------------------------

Investment Objective
The Growth Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
We invest the equity portion of the portfolio in 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. We invest the fixed-income portion of the portfolio in 3 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments.

The percentage of Fund assets that we invest in different core portfolios may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities. When market conditions are not "normal", as determined by the model, the Fund's asset allocation may be as low as 20% in fixed-income securities, and these conditions may last for extended periods of time.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Target Allocations

                      Neutral Target Allocation   Target Allocation Ranges

Equity Styles                   65%                       50-80%
Fixed-Income Styles             35%                       20-50%


20   Allocation Funds Prospectus

--------------------------------------------------------------------------------

     Portfolio Allocation
     The Fund's "neutral" portfolio allocations are as follows:

     Investment Style/Portfolios                            Allocation
     Diversified Equity Style                               65%
         Index Portfolio                                          16.25%
         Equity Income Portfolio                                  16.25%
         Large Company Style                                      16.25%
            Large Cap Appreciation Portfolio                              1.625%
            Large Company Growth Portfolio                                 13.0%
            Disciplined Growth Portfolio                                  1.625%
         Small Cap Style                                            6.5%
            Small Cap Index Portfolio                                     1.625%
            Small Company Growth Portfolio                                1.625%
            Small Company Value Portfolio                                 1.625%
            Small Cap Value Portfolio                                     1.625%
         International Style                                       9.75%
            International Portfolio                                       4.875%
            International Equity Portfolio                                4.875%
     Diversified Bond Style                                 35%
         Managed Fixed Income Portfolio                            17.5%
         Strategic Value Bond Portfolio                            5.85%
         Tactical Maturity Bond Portfolio                         11.65%
     TOTAL FUND ASSETS                                     100%

--------------------------------------------------------------------------------

     Portfolio Management
     Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

     Core Portfolio                Sub-Adviser       Portfolio Manager(s)
     Tactical Maturity Bond        Peregrine         William D. Giese, CFA and
                                                     Patricia Burns, CFA
     Strategic Value Bond          Galliard          Richard Merriam, CFA and
                                                     John Huber, CFA
     Managed Fixed Income          Galliard          Richard Merriam, CFA and
                                                     Ajay Mirza, CFA
     Index                         WCM               David D. Sylvester and
                                                     Laurie R. White
     Equity Income                 WCM               David L. Roberts, CFA and
                                                     Gary J. Dunn, CFA
     Large Cap Appreciation        Cadence           David B. Breed, CFA and
                                                     Wayne A. Wicker, CFA
     Large Company Growth          Peregrine         John S. Dale, CFA and
                                                     Gary E. Nussbaum, CFA
     Disciplined Growth            Smith             Stephen S. Smith, CFA
     Small Cap Index               WCM               David D. Sylvester and
                                                     Laurie R. White
     Small Company Growth          Peregrine         Robert B. Mersky, CFA and
                                                     Paul E. von Kuster, CFA
     Small Company Value           Peregrine         Tasso H. Coin, Jr., CFA and
                                                     Douglas G. Pugh, CFA
     Small Cap Value               Smith             Stephen S. Smith, CFA
     International                 Schroder          Michael Perelstein
     International Equity          WCM               Cynthia Tusan, CFA and
                                                     Sabrina Yih, CFA

                                                 Allocation Funds Prospectus  21

Growth Balanced Fund
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

22   Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL CLASS SHARES--
                                                 COMMENCED ON NOVEMBER 11, 1994
                                                 ------------------------------
                                                 Sept. 30,           Sept. 30
                                                   2001                2000
                                                 ------------------------------
For the period ended:

Net asset value, beginning of period              $    32.91          $    30.86

Income from investment operations:
Net investment income (loss)                            0.57                0.69
Net realized and unrealized gain (loss)
     on investments                                    (3.43)               3.79

Total from investment operations                       (2.86)               4.48

Less distributions:
Dividends from net investment income                   (0.69)              (0.62)
Distributions from net realized gain                   (2.03)              (1.81)

Total from distributions                               (2.72)              (2.43)

Net asset value, end of period                    $    27.33          $    32.91

Total return/4/                                        (9.59)%             15.14%

Ratios/supplemental data:
Net assets, end of period (000s)                  $1,164,850          $1,065,362

Ratios to average net assets (annualized):
Ratio of expenses to average net assets/2/              0.93%               0.93%
Ratio of net investment income (loss) to
     average net assets                                 2.16%               2.23%

Portfolio turnover/3/                                     60%                 56%

Ratio of expenses to average net assets
     prior to waived fees and reimbursed
     expenses (annualized)/2/,/5/                       0.97%               1.01%

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 24   Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              Sept. 30       May 31,        May 31,        May 31,
               1999/1/        1999           1998           1997
--------------------------------------------------------------------------------

               $  30.93       $  28.06       $  24.77       $  22.83


                   0.19           0.60           0.58           0.62

                  (0.26)          3.88           4.52           2.86

                  (0.07)          4.48           5.10           3.48


                   0.00          (0.58)         (0.60)         (0.63)
                   0.00          (1.03)         (1.21)         (0.91)

                   0.00          (1.61)         (1.81)         (1.54)

               $  30.86       $  30.93       $  28.06       $  24.77

                  (0.23)%        16.38%         21.40%         15.81%

               $905,789       $850,503       $665,758       $503,382

                   0.93%          0.93%          0.93%          0.94%

                   2.05%          2.16%          2.38%          2.47%

                     11%            49%            46%            24%


                   1.14%          1.13%          1.09%          1.16%

                                                Allocation Funds Prospectus   25

Moderate Balanced Fund
--------------------------------------------------------------------------------
Investment Objective
The Moderate Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.
--------------------------------------------------------------------------------
Investment Strategies
The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on fixed-income portfolios. The Fund's "neutral" target allocation is 60% fixed-income securities and 40% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style."Style" means either an approach to selecting investments, or a type of investment. We currently invest in 15 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.
--------------------------------------------------------------------------------
Permitted Investments
The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund.

The percentage of Fund assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.
--------------------------------------------------------------------------------
Target Allocations

                          Neutral Target Allocation              Target Allocation Ranges
Equity Styles                        40%                                  30-50%
Fixed-Income Styles                  60%                                  50-70%

 26   Allocation Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                                   Allocation
Diversified Bond Style                                        60%
   Tactical Maturity Bond Portfolio                               15.0%
   Strategic Value Bond Portfolio                                  7.5%
   Managed Fixed Income Portfolio                                 22.5%
   Stable Income Portfolio                                        15.0%

Diversified Equity Style                                      40%
   Index Portfolio                                                  10%
   Equity Income Portfolio                                          10%
   Large Company Style                                              10%
     Large Cap Appreciation Portfolio                                     1%
     Large Company Growth Portfolio                                       8%
     Disciplined Growth Portfolio                                         1%

   Small Cap Style                                                   4%
     Small Cap Index Portfolio                                            1%
     Small Company Growth Portfolio                                       1%
     Small Company Value Portfolio                                        1%
     Small Cap Value Portfolio                                            1%

   International Style                                               6%
     International Portfolio                                            3.0%
     International Equity Portfolio                                     3.0%
TOTAL FUND ASSETS                                            100%


                                                Allocation Funds Prospectus   27

Moderate Balanced Fund
--------------------------------------------------------------------------------

Portfolio Management Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies of these portfolios, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

Core                            Sub-Adviser          Portfolio Manager(s)
Tactical Maturity Bond          Peregrine            William D. Giese, CFA and
                                                     Patricia Burns, CFA
Strategic Value Bond            Galliard             Richard Merriam, CFA and
                                                     John Huber, CFA
Managed Fixed Income            Galliard             Richard Merriam, CFA and
                                                     Ajay Mirza, CFA
Stable Income                   Galliard             John Huber, CFA
Index                           WCM                  David D. Sylvester and
                                                     Laurie R. White
Equity Income                   WCM                  David L. Roberts, CFA and
                                                     Gary J. Dunn, CFA
Large Cap Appreciation          Cadence              David B. Breed, CFA and
                                                     Wayne A. Wicker, CFA
Large Company Growth            Peregrine            John S. Dale, CFA and
                                                     Gary E. Nussbaum, CFA
Disciplined Growth              Smith                Stephen S. Smith, CFA
Small Cap Index                 WCM                  David D. Sylvester and
                                                     Laurie R. White
Small Company Growth            Peregrine            Robert B. Mersky, CFA and
                                                     Paul E. von Kuster, CFA
Small Company Value             Peregrine            Tasso H. Coin, Jr., CFA and
                                                     Douglas G. Pugh, CFA
Small Cap Value                 Smith                Stephen S. Smith, CFA
International                   Schroder             Michael Perelstein
International Equity            WCM                  Cynthia Tusan, CFA and
                                                     Sabrina Yih, CFA

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

28   Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Moderate Balanced Fund
-------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------

                                                      INSTITUTIONAL CLASS SHARES--
                                                      COMMENCED ON NOVEMBER 11, 1994
                                                      ------------------------------
                                                      Sept. 30,      Sept. 30,
For the period ended:                                    2001           2000
                                                      ------------------------------
Net asset value, beginning of period                   $  24.83       $   24.18

Income from investment operations:
   Net investment income (loss)                            0.76            0.94
   Net realized and unrealized gain (loss)
     on investments                                       (1.17)           1.79

Total from investment operations                          (0.41)           2.73

Less distributions:
   Dividends from net investment income                   (0.87)          (0.83)
   Distributions from net realized gain                   (1.26)          (1.25)

Total from distributions                                  (2.13)          (2.08)

Net asset value, end of period                         $  22.29       $   24.83

Total return/4/                                           (1.98)%         11.98%

Ratios/supplemental data:
   Net assets, end of period (000s)                    $519,931       $ 524,214

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets/2/              0.88%           0.88%
   Ratio of net investment income (loss) to
     average net assets                                    3.37%           3.58%

Portfolio turnover                                           69%/3/          58%/3/

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses (annualized)/2/,/5/                            0.93%           0.96%

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30   Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              Sept. 30,      May 31,        May 31,             May 31,
               1999/1/        1999           1998                1997
--------------------------------------------------------------------------------
               $  24.14       $  22.98       $  21.59            $  20.27


                   0.26           0.75           0.80                0.77

                  (0.22)          1.94           2.72                1.60

                   0.04           2.69           3.52                2.37


                   0.00          (0.75)         (0.86)              (0.76)
                   0.00          (0.78)         (1.27)              (0.29)

                   0.00          (1.53)         (2.13)              (1.05)

               $  24.18       $  24.14       $  22.98            $  21.59

                   0.17%         12.02%         17.04%              12.04%

               $546,570       $527,693       $464,384            $418,680

                   0.88%          0.88%          0.88%               0.88%

                   3.37%          3.26%          3.57%               3.70%

                     11%/3/         53%/3/         54%/3/              45%


                   1.09%          1.09%          1.05%               1.04%

                                                Allocation Funds Prospectus   31

Strategic Growth Allocation Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Strategic Growth Allocation Fund seeks to provide capital appreciation with a secondary emphasis on current income.

     ---------------------------------------------------------------------------
     Investment Strategies
     The Fund is a gateway fund that is designed for investors seeking to invest in equity securities with limited exposure to fixed-income securities. The Fund's "neutral" target allocation is 80% equity securities and 20% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

     We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

     ---------------------------------------------------------------------------
     Permitted Investments
     The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund.

     The percentage of the Fund's assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

     We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

     ---------------------------------------------------------------------------
     Target Allocations

                            Neutral Target Allocation   Target Allocation Ranges
     Equity Styles                    80%                       65-95%
     Fixed-Income Styles              20%                        5-35%

32    Allocation Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:


Investment Style/Portfolios                              Allocation
Diversified Equity Style                              80%
   Index Portfolio                                           20%
   Equity Income Portfolio                                   20%
   Large Company Style                                       20%
     Large Cap Appreciation Portfolio                               2%
     Large Company Growth Portfolio                                16%
     Disciplined Growth Portfolio                                   2%
   Small Cap Style                                            8%
     Small Cap Index Portfolio                                      2%
     Small Company Growth Portfolio                                 2%
     Small Company Value Portfolio                                  2%
     Small Cap Value Portfolio                                      2%
   International Style                                       12%
     International Portfolio                                      6.0%
     International Equity Portfolio                               6.0%
Diversified Bond Style                                20%
   Managed Fixed-Income Portfolio                          10.0%
   Strategic Value Bond Portfolio                          3.33%
   Tactical Maturity Bond Portfolio                        6.67%

TOTAL FUND ASSETS                                    100%

                                                Allocation Funds Prospectus   33

Strategic Growth Allocation Fund
--------------------------------------------------------------------------------

   Portfolio Management
   Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies for each portfolio, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

   Core                            Sub-Adviser            Portfolio Manager(s)
   Index                           WCM                    David D. Sylvester and
                                                          Laurie R. White
   Equity Income                   WCM                    David L. Roberts, CFA and
                                                          Gary J. Dunn, CFA
   Large Cap Appreciation          Cadence                David B. Breed, CFA and
                                                          Wayne A. Wicker, CFA
   Large Company Growth            Peregrine              John S. Dale, CFA and
                                                          Gary E. Nussbaum, CFA
   Disciplined Growth              Smith                  Stephen S. Smith, CFA
   Small Cap Index                 WCM                    David D. Sylvester and
                                                          Laurie R. White
   Small Company Growth            Peregrine              Robert B. Mersky, CFA and
                                                          Paul E. von Kuster, CFA
   Small Company Value             Peregrine              Tasso H. Coin, Jr., CFA and
                                                          Douglas G. Pugh, CFA
   Small Cap Value                 Smith                  Stephen S. Smith, CFA
   International                   Schroder               Michael Perelstein
   International Equity            WCM                    Cynthia Tusan, CFA and
                                                          Sabrina Yih, CFA
   Managed Fixed-Income            Galliard               Richard Merriam, CFA and
                                                          Ajay Mirza, CFA
   Strategic Value Bond            Galliard               Richard Merriam, CFA and
                                                          John Huber, CFA
   Tactical Maturity Bond          Peregrine              William D. Giese, CFA and
                                                          Patricia Burns, CFA

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

34  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                              INSTITUTIONAL CLASS SHARES--
                                                              COMMENCED ON DECEMBER 2, 1997
                                                              ------------------------------------------------------
                                                              Sept. 30,    Sept. 30,  Sept. 30,    May 31,   May 31,
For the period ended:                                            2001         2000     1999/1/      1999      1998
                                                              ------------------------------------------------------

Net asset value, beginning of period                          $  14.78    $ 12.89     $ 12.93      $ 11.04   $ 10.00

Income from investment operations:
        Net investment income (loss)                              0.17       0.18        0.02         0.15      0.06
        Net realized and unrealized gain (loss)
          on investments                                         (2.29)      1.85       (0.06)        1.83      0.99

Total from investment operations                                 (2.12)   $  2.03       (0.04)        1.98      1.05
Less distributions:
        Dividends from net investment income                     (0.17)     (0.12)       0.00        (0.09)    (0.01)
        Distributions from net realized gain                     (0.47)     (0.02)       0.00         0.00      0.00

Total from distributions                                         (0.64)     (0.14)       0.00        (0.09)    (0.01)

Net asset value, end of period                                 $ 12.02   $  14.78     $ 12.89      $ 12.93   $ 11.04

Total return/4/                                                 (14.97)%    15.82%      (0.31)%      17.98%    10.55%

Ratios/supplemental data:
        Net assets, end of period (000s)                      $ 82,908   $ 90,334     $65,011      $31,975   $ 8,872

Ratios to average net assets (annualized):
        Ratio of expenses to average net assets/2/                1.00%      1.00%       1.00%        1.00%     1.00%
        Ratio of net investment income (loss) to
          average net assets                                      1.37%      1.40%       1.36%        1.34%     1.58%

Portfolio turnover/3/                                               49%        48%         12%          43%       36%

Ratio of expenses to average net assets
     prior to waived fees and reimbursed
     expenses (annualized)/2/, /5/                                 1.03%      1.17%       1.24%        1.36%     2.29%


/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                Allocation Funds Prospectus   35

Strategic Income Fund
--------------------------------------------------------------------------------

Investment Objective
The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments, and stocks.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that is designed for investors seeking to invest in fixed-income securities with limited exposure to equity securities. The Fund's "neutral" target allocation is 80% fixed-income securities and 20% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 15 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments. The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. Under normal circumstances, we invest at least 80% of the Fund's assets in income-producing securities.

The percentage of the Fund's assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Target Allocations

                         Neutral Target Allocation     Target Allocation Ranges
Equity Styles                       20%                        15-25%

Fixed-Income Styles                 80%                        75-85%

36   Allocation Funds Prospectus

--------------------------------------------------------------------------------
Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                                 Allocation
Diversified Bond Style                                      80%
   Tactical Maturity Bond Portfolio                                18.32%
   Strategic Value Bond Portfolio                                   9.18%
   Managed Fixed Income Portfolio                                   27.5%
   Stable Income Portfolio                                          25.0%

Diversified Equity Style                                    20%
   Index Portfolio                                                   5%
   Equity Income Portfolio                                           5%
   Large Company Style                                               5%
     Large Cap Appreciation Portfolio                                     0.50%
     Large Company Growth Portfolio                                          4%
     Disciplined Growth Portfolio                                         0.50%

   Small Cap Style                                                   2%
     Small Cap Index Portfolio                                             0.5%
     Small Company Growth Portfolio                                        0.5%
     Small Company Value Portfolio                                         0.5%
     Small Cap Value Portfolio                                             0.5%

   International Style                                               3%
     International Portfolio                                              1.50%
     International Equity Portfolio                                       1.50%
TOTAL FUND ASSETS                                          100%

                                                Allocation Funds Prospectus   37

Strategic Income Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies for each Fund, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

   Core Portfolio               Sub-Adviser           Portfolio Manager(s)
   Tactical Maturity Bond       Peregrine             William D. Giese, CFA and
                                                      Patricia Burns, CFA
   Strategic Value Bond         Galliard              Richard Merriam, CFA and
                                                      John Huber, CFA
   Managed Fixed Income         Galliard              Richard Merriam, CFA and
                                                      Ajay Mirza, CFA
   Stable Income                Galliard              John Huber, CFA
   Index                        WCM                   David D. Sylvester and
                                                      Laurie R. White
   Equity Income                WCM                   David L. Roberts, CFA and
                                                      Gary J. Dunn, CFA
   Large Cap Appreciation       Cadence               David B. Breed, CFA and
                                                      Wayne A. Wicker, CFA
   Large Company Growth         Peregrine             John S. Dale, CFA and
                                                      Gary E. Nussbaum, CFA
   Disciplined Growth           Smith                 Stephen S. Smith, CFA
   Small Cap Index              WCM                   David D. Sylvester and
                                                      Laurie R. White
   Small Company Growth         Peregrine             Robert B. Mersky, CFA and
                                                      Paul E. von Kuster, CFA
   Small Company Value          Peregrine             Tasso H. Coin, Jr., CFA and
                                                      Douglas G. Pugh, CFA
   Small Cap Value              Smith                 Stephen S. Smith, CFA
   International                Schroder              Michael Perelstein
   International Equity         WCM                   Cynthia Tusan, CFA and
                                                      Sabrina Yih, CFA
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

The Strategic Value Bond Portfolio in which the Fund invests may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" beginning on page 42. These considerations are all important to your investment choice.

38    Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Strategic Income Fund
--------------------------------------------------------------------------------
This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                  INSTITUTIONAL CLASS SHARES--COMMENCED
                                                  ON NOVEMBER 11, 1994
                                                  -------------------------------------
                                                   Sept. 30,                 Sept. 30,
                                                     2001                       2000
                                                  -------------------------------------
For the period ended:
Net asset value, beginning of period                $ 20.44                     $ 20.06

Income from investment operations:
      Net investment income (loss)                     0.84                        0.95
      Net realized and unrealized gain (loss)
        on investments                                (0.06)                       0.86

Total from investment operations                       0.78                        1.81

Less distributions:
      Dividends from net investment income            (0.93)                      (0.88)
      Distributions from net realized gain            (0.37)                      (0.55)

Total from distributions                              (1.30)                      (1.43)

Net asset value, end of period                      $ 19.92                     $ 20.44

Total return/4/                                        3.89%                       9.52%

Ratios/supplemental data:
      Net assets, end of period (000s)             $301,041                     $268,386

Ratios to average net assets (annualized):
      Ratio of expenses to average net assets/2/       0.80%                       0.80%
      Ratio of net investment income (loss) to
        average net assets                             4.34%                       4.69%

Portfolio turnover                                       77%/3/                      62%/3/

Ratio of expenses to average net assets
     prior to waived fees and reimbursed
     expenses (annualized)/2/, /5/                     0.90%                       0.94%
---------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective
    Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 40   Allocation Funds Prospectus


                                                            Financial Highlights
--------------------------------------------------------------------------------

   --------------------------------------------------------------------------
   Sept. 30,        May 31,                May 31,                    May 31,
     1999/1/         1999                   1998                       1997
   --------------------------------------------------------------------------
   $ 19.98         $ 19.56                $ 18.47                    $ 18.12

      0.29            0.82                   0.79                       0.97

     (0.21)           0.81                   1.75                       0.71

      0.08            1.63                   2.54                       1.68

      0.00           (0.84)                 (0.86)                     (0.95)
      0.00           (0.37)                 (0.59)                     (0.38)

      0.00           (1.21)                 (1.45)                     (1.33)

   $ 20.06         $ 19.98                $ 19.56                    $ 18.47

      0.40%           8.45%                 14.13%                      9.58%

  $267,158        $263,328               $235,254                   $128,777

      0.80%           0.80%                  0.80%                      0.81%

      4.32%           4.22%                  4.47%                      4.38%

        11%/3/          54%/3/                 58%/3/                     72%

      1.05%           1.04%                  1.03%                      0.98%

   --------------------------------------------------------------------------

                                                Allocation Funds Prospectus   41

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

..    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..    We cannot guarantee that a Fund will meet its investment objectives.

..    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.

..    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

..    An investment in a single Fund, by itself, does not constitute a complete investment plan.

..    The "Strategic" and "Balanced" Funds are subject to leverage risk, which is the risk that some relatively smaller transactions may multiply smaller market movements into larger changes in a Fund's net asset value ("NAV"). This risk may occur when a Fund makes investments in derivatives, such as options or futures contracts.

..    The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

..    The Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

..    The Funds, except the Asset Allocation Fund, may invest a portion of their assets in securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or

42   Allocation Funds Prospectus

--------------------------------------------------------------------------------

     current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                Allocation Funds Prospectus   43

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected which can alter the duration of a mortgage-backed security, increase interest risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely effect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

44   Allocation Funds Prospectus

--------------------------------------------------------------------------------
Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

[GRAPH]

                                                                                                                 STRATEGIC
                                                                                   ASSET     GROWTH   MODERATE    GROWTH   STRATEGIC
                                                                                ALLOCATION  BALANCED  BALANCED  ALLOCATION  INCOME
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                                        PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow money for temporary purposes         Leverage Risk           X           X         X         X          X
(e.g. to meet shareholder redemptions).

Emerging Markets
Securities of companies based in countries considered      Emerging Market,
developing or to have "emerging" stock markets.            Foreign Investment,                 X         X         X          X
Generally, these securities have the same type of          Regulatory, Liquidity
risks as foreign securities, but to a higher degree.       and Currency Risk

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either   Interest Rate and                   X         X         X          X
on a schedule or when an index or benchmark changes.       Credit Risk

Foreign Securities
Equity securities issued by a non-U.S. company, which      Foreign Investment,
may be in the form of an ADR or similar investment,        Regulatory, Liquidity               X         X         X          X
or debt securities of a non-U.S. company or foreign        and Currency Risk
government.

Forward Commitment, When-Issued and
Delayed Delivery Transactions                              Interest Rate,
Securities bought or sold for delivery at a later date     Leverage, and           X           X         X         X          X
or bought or sold for a fixed price at a fixed date.       Credit Risk

High Yield Securities
Debt securities of lower quality that produce generally    Interest Rate and
higher rates of return. These securities, sometimes        Credit Risk                                                        X
referred to as "junk bonds," tend to be more sensitive
to economic conditions, more volatile, and less liquid,
and are subject to greater risk of default.

Illiquid Securities
A security which may not be sold or disposed of in the     Liquidity Risk          X           X         X         X          X
ordinary course of business within seven days at the
value determined by the Fund. Limited to 15% of net assets.

Allocation Funds Prospectus   45

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------
[GRAPH]

                                                                                                                 STRATEGIC
                                                                                   ASSET     GROWTH   MODERATE    GROWTH   STRATEGIC
                                                                                ALLOCATION  BALANCED  BALANCED  ALLOCATION  INCOME
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                                        PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------

Loan Participations
Debt obligations that represent a portion of a larger      Credit Risk                                                        X
loan made by a bank. Generally sold without guarantee
or recourse, some participations sell at a discount
because of the borrower's credit problems.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers     Credit, Counter-Party
and financial institutions to increase return on those     and Leverage Risk       X           X         X         X          X
securities. Loans may be  made up to 1940 Act limits
(currently one-third of total assets, including the
value of collateral received).

Mortgage- and Asset-Backed Securities
Securities consisting of undivided fractional interests    Interest Rate, Credit
in  pools of consumer loans, such as mortgage loans, car   and Prepayment Risk                 X         X         X          X
loans, credit card debt or receivables held in trust.

Options
The right or obligation to receive or deliver a security   Credit and
or cash payment depending on the security's price or the   Liquidity Risk          X           X         X         X          X
performance of an index or benchmark. Types of options
used may include: options on securities, options on a
stock index, stock index futures and options on stock
index futures to protect liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other mutual funds,   Market Risk             X           X         X         X          X
which  will cause Fund shareholders to bear a pro rata
portion of the other fund's expenses, in addition to the
expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may or  Liquidity Risk           X           X         X         X          X
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees    Credit and
to buy back a security at an agreed upon time and price,  Counter-Party Risk       X           X         X         X          X
usually with interest.

Small Company Securities
Investments in small companies, which may be less liquid  Small Company Investment,
and more volatile than investments in larger companies.   Market and Liquidity Risk            X                   X

Stripped Obligations
Securities that give ownership to either future payments  Interest Rate Risk                   X                              X
of interest or a future payment of principal, but not
both. These securities tend to have greater interest rate
sensitivity than conventional debt.

46   Allocation Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how their service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 56 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders it may change service providers.

-------------------------------------------------------------------------------------------
                                     BOARD OF TRUSTEES
-------------------------------------------------------------------------------------------
                              Supervises the Funds' activities
-------------------------------------------------------------------------------------------
          INVESTMENT ADVISER                                     CUSTODIAN
-------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                6th & Marquette,Minneapolis, MN
Manages the Funds' investment activities         Provides safekeeping for the Funds' assets
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                  INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------------
                          Wells Capital Management Incorporated
                                     525 Market Street
                                     San Francisco, CA
                     Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                                       SHAREHOLDER
                                         TRANSFER                       SERVICING
        ADMINISTRATOR                      AGENT                         AGENTS
-------------------------------------------------------------------------------------------
      Wells Fargo Funds            Boston Financial Data             Various Agents
      Management, LLC              Services, Inc.
      525 Market St.               Two Heritage Dr.
      San Francisco, CA            Quincy, MA

      Manages the                  Maintains records                 Provide
      Funds' business              of shares and                     services to
      activities                   supervises the                    customers
                                   payment of
                                   dividends
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                       FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------------
              Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                     SHAREHOLDERS
-------------------------------------------------------------------------------------------

                                                Allocation Funds Prospectus   47

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, subsidiaries of Wells Fargo & Co. managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Strategic Growth Allocation, Growth Balanced, Moderate Balanced and Strategic Income Funds are gateway funds that invest in various core portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% on an annual basis of each Fund's average daily net assets for providing advisory services to each Fund, including the determination of the asset allocations of each Fund's investments in the various core portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, the core portfolios. The total amount of investment advisory fees paid to Funds Management as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management acts as investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for all the Funds, and in this capacity is responsible for the day-to-day investment management activities of these Funds. WCM also sub-advises the Index, Equity Income, Small Cap Index and International Equity Portfolios in which these Funds invest a portion of their assets. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Cadence Capital Management ("Cadence"), a wholly-owned subsidiary of Allianz A.G. located at 265 Franklin Street, Boston, Massachusetts 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds and individual investors. As of September 30, 2001, Cadence managed approximately $5.1 billion in assets.

48 Allocation Funds Prospectus

--------------------------------------------------------------------------------

Galliard Capital Management ("Galliard"), located at LaSalle Plaza, 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is the investment sub-adviser for the Stable Income, Strategic Value Bond and Managed Fixed Income Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of September 30, 2001, Galliard managed approximately $8.7 billion in assets.

Peregrine Capital Management ("Peregrine"), a wholly-owned subsidiary of Wells Fargo Bank, Minnesota, N.A. located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is the investment sub-adviser for the Large Company Growth, Small Company Growth, Small Company Value and Tactical Maturity Bond Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans foundations and endowments. As of September 30, 2001, Peregrine managed approximately $9.1 billion in assets.

Schroder Investment Management ("Schroder"), located at 875 Third Avenue, 22nd Floor, New York, NY 10022, is the investment sub-adviser for the International Core Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, Schroder managed $34 billion in assets.

Smith Asset Management Group ("Smith Group"), located at 200 Crescent Court, Suite 850, Dallas, Texas 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of each Fund's average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Institutional Class shares of the Asset Allocation Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Institutional Class pays an annual fee of 0.10% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                Allocation Funds Prospectus   49

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Your Account
-------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

..    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..    Each Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the securities trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

..    We determine the NAV of each Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m.(ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

..    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day.
     Requests we receive after the cutoff are processed the next business day.

..    The Funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

                                                Allocation Funds Prospectus   51

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------


Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

..    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

..    Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

..    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

..    Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds; and

..    Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds.

..    All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

 52   Allocation Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
..    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

..    Redemption proceeds are usually wired to the redeeming Institution the following business day.

..    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

..    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

..    Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                Allocation Funds Prospectus   53

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

..    You should carefully read the prospectus for the Fund into which you wish to exchange.

..    You may make exchanges only between like share classes of non-money market
     Funds and the Service Class shares of money market Funds.

..    In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you complete more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

54   Allocation Funds Prospectus

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds pay any distributions of net investment income and capital gain distributions at least annually. The Asset Allocation Fund pays any distributions of net investment income quarterly and capital gains, if any, at least annually. Contact your Institution for distribution options.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

                                                Allocation Funds Prospectus   55

Table of Predecessors
-------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

Wells Fargo Funds Trust                 Predecessor Fund
Asset Allocation Fund                   Stagecoach Asset Allocation Fund
Growth Balanced Fund                    Norwest Advantage Growth Balanced Fund
Moderate Balanced Fund                  Norwest Advantage Moderate Balanced Fund
Strategic Growth Allocation Fund        Norwest Advantage Aggressive Balanced-Equity Fund
Strategic Income Fund                   Norwest Advantage Strategic Income Fund

56   Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Description of Core Portfolios
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO                   OBJECTIVE
--------------------------------------------------------------------------------
Disciplined Growth          The Portfolio seeks capital appreciation by
Portfolio                   investing in common stocks of larger companies.

Equity Income               The Portfolio seeks to provide long-term capital
Portfolio                   appreciation consistent with above-average
                            dividend income.

                            The Portfolio seeks to replicate the return of
Index Portfolio             S&P 500 Index with minimum tracking error and to
                            the minimize transaction costs.

                            The Portfolio seeks to provide long-term capital
International               appreciation by investing directly or indirectly
Portfolio                   in high-quality companies based outside the
                            United States.

                            The Portfolio seeks total return, with an
                            emphasis on capital appreciation, over the long-
International Equity        term by investing in equity securities of
Portfolio                   companies located or operating in developed non-
                            U.S. countries and in emerging markets of the
                            world.

Large Cap Appreciation      The Portfolio seeks long-term capital
Portfolio                   appreciation.

                            The Portfolio seeks to provide long-term capital
Large Company Growth        appreciation by investing primarily in large,
Portfolio                   high-quality domestic companies that the adviser
                            believes have superior growth potential.

Managed Fixed Income        The Portfolio seeks consistent fixed-income
Portfolio                   returns by investing primarily in investment
                            grade intermediate-term securities.

Small Cap Index             The Portfolio seeks to replicate the total return
Portfolio                   of the S&P Small Cap 600 Index with minimum
                            tracking error and to minimize transaction costs.

Small Cap Value             The Portfolio seeks capital appreciation by
Portfolio                   investing in common stocks of smaller companies.

Small Company Growth        The Portfolio seeks to provide long-term capital
Portfolio                   appreciation by investing in smaller domestic
                            companies.

                            The Portfolio seeks to provide long-term capital
                            appreciation by investing primarily in common
Small Company Value         stocks of smaller companies whose market
Portfolio                   capitalization is less than the largest stock in
                            the Russell 2000 Index, which, as of December 31,
                            2001 was $2.97 billion, but is expected to change
                            frequently.

58   Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The Portfolio invests primarily in the common stocks of companies that, in the view of the adviser, possess above-average potential for growth. We invest in a portfolio of securities with an average market capitalization greater than $5 billion.

The Portfolio invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

The portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The portfolio may invest more than 25% of its total assets in investments in a particular country, region or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

In making investment decisions for the Portfolio, we consider the 1,000 largest publicly traded companies in the U.S., screening the stocks in this universe for a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests primarily in large companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests in a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities of a broad spectrum of U.S. and foreign issuers including U.S. Government securities and the debt securities of financial institutions, corporations and others.


Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market value of the S&P 600 Small Cap Index.

The Portfolio invests primarily in common stocks of companies the adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests primarily in the common stock of small domestic companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $3 billion or more.

In making investment decisions for the Portfolio, we focus on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, or other measures. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

                                                Allocation Funds Prospectus   59

Description of Core Portfolios
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO                   OBJECTIVE
--------------------------------------------------------------------------------

Stable Income               The Portfolio seeks stability of principal while
Portfolio                   providing lower volatility total return.

Strategic Value Bond        The Portfolio seeks total return by investing
Portfolio                   primarily in income-producing securities.

Tactical Maturity Bond      The Portfolio seeks positive total return each
Portfolio                   calendar year regardless of general bond market
                            performance by investing in a portfolio of high quality U.S. Government securities and corporate fixed-income securities.

 60   Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Portfolio invests in short-term investment-grade securities which include mortgage-backed securities and U.S. Government obligations. We invest in fixed and variable rate U.S. dollar-denominated fixed-income securities of U.S. and foreign issuers, including U.S. Government obligations and the debt securities of financial institutions, corporations, and others.

The Portfolio invests in a broad range of debt securities in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government securities, preferred stock, convertible bonds, and foreign bonds.

The Portfolio invests in U.S. Government securities and corporate fixed-income investments ruled within 1 of the 2 highest long-term rating categories, or that are unrated and determined by the adviser to be of comparable quality. The Portfolio's assets are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. During periods of falling prices, long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The dollar-weighted average maturity of the fund may vary between 1 and 30 years.

                                                Allocation Funds Prospectus   61

Portfolio Managers
--------------------------------------------------------------------------------

Galen G. Blomster, CFA
Asset Allocation Fund since 2002
Mr. Blomster is a Principal with WCM. He joined WCM in 1998 as a Vice President and Director of Research and simultaneously held his position as a portfolio manager at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Blomster manages numerous portfolios for WCM using asset allocation models that he developed, including the models used in managing the Asset Allocation Fund and Index Allocation Fund. He has worked in an investment management capacity for Norwest or its affiliates since 1977. Mr. Blomster earned his BS in Dairy and Food Sciences from the University of Minnesota and his MS and PhD in Applied Economics from Purdue University.

David B. Breed, CFA
Growth Balanced Fund since 2001 Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001 Strategic Income Fund since 2001 Managing Director, Chief Executive Officer, Chief Investment Officer and founding partner of Cadence. He has managed separate equity accounts and has led the team of equity portfolio managers and analysts there since 1988. He earned his BA in Finance from the University of Massachusetts, and his MBA in Finance from the Wharton School of Business.

Patricia Burns, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Ms. Burns joined Peregrine over ten years ago and is a Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Norwest Bank and its affiliates since 1983. Ms. Burns earned her BA in Child Psychology/Sociology and her MBA from the University of Minnesota.

Tasso H. Coin, Jr. CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1995
Moderate Balanced Fund and its predecessor since 1995
Strategic Income Fund and its predecessor since 1995
Mr. Coin joined Peregrine in 1995 as a Senior Vice President. His responsibilities include overseeing the Small Company Value Portfolio. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BA in Economics from Loyola University of Chicago.

John S. Dale, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

Gary J. Dunn, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989

62    Allocation Funds Prospectus

Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He has been associated with Norwest or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn earned his BA in Economics from Carroll College.

William D. Giese, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1994
Moderate Balanced Fund and its predecessor since 1994
Strategic Income Fund and its predecessor since 1994
Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Tactical Maturity Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese earned his BS in Civil Engineering from the Illinois Institute of Technology and his MBA from the University of Michigan.

John Huber, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber oversees the Stable Income Portfolio and the Strategic Value Bond Portfolio and specializes in corporate and taxable municipal securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest Bank's Capital Market Credit Group. Mr. Huber earned his BA in Communications from the University of Iowa and his MBA from the University of Minnesota.

David S. Lunt, CFA
Asset Allocation Fund since 2002
Mr. Lunt joined WCM as a portfolio manager in 1992.
Mr. Lunt currently is Managing Director of Quantitative Analysis for WCM.
Mr. Lunt also oversees WCM's quantitative products and Wells Fargo & Company's employee benefit assets. Mr. Lunt is a member of the Association for Investment Management and Research (AIMR) and the Twin Cities Society of Security Analysts. He earned a BA in Business and his MBA from the University of Nebraska.

Richard Merriam, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Merriam joined Galliard at the firm's inception in 1995. Currently, Mr. Merriam is a Managing Partner at Galliard. He is responsible for investment process and strategy. Mr. Merriam oversees the Strategic Value Bond Portfolio and Managed Fixed-Income Portfolios. Prior to joining Galliard, Mr. Merriam was Chief Investment Officer for Insight Management. Mr. Merriam earned his BA in Economics and English from the University of Michigan and his MBA from the University of Minnesota.

Robert B. Mersky, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989

                                                Allocation Funds Prospectus   63

Portfolio Managers
--------------------------------------------------------------------------------

Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine's Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky has actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky had been associated with Norwest Bank since 1968; and his responsibilities included Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky earned his BS in Accounting from the University of Minnesota.

Ajay Mirza, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Mr. Mirza joined Galliard at the firm's inception in 1995 as a Portfolio Manager and Mortgage Specialist. Mr. Mirza oversees the Managed Income Fund Portfolio and specializes in mortgage-and asset-backed securities. Prior to joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers. Mr. Mirza earned his BE in Instrumentation from the Birla Institute of Technology (India), his MA in Economics from Tulane University, and his MBA from the University of Minnesota.

Gary E. Nussbaum, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1990
Moderate Balanced Fund and its predecessor since 1990
Strategic Income Fund and its predecessor since 1990
Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned his BA in Finance and his MBA from the University of Wisconsin.

Michael Perelstein
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997 as a Senior Vice President. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago.

Douglas G. Pugh, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Mr. Pugh currently co-manages the Small Company Value Portfolio. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment adviser firm. Mr. Pugh earned his BS in Finance and Business Administration from Drake University and his MBA from the University of Minnesota.

David L. Roberts, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989

64    Allocation Funds Prospectus

Strategic Income Fund and its predecessor since 1989
Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistant Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He earned his BA in Mathematics from Carroll College.

Stephen S. Smith, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with NationsBank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

David D. Sylvester
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1996
Moderate Balanced Fund and its predecessor since 1996
Strategic Income Fund and its predecessor since 1996
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined WCM in 1998 as the firm's Executive Vice President. He simultaneously held the position of Managing Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in portfolio and securities analysis, fixed-income trading and the ability to add stability and safety through maximizing fund diversification. He also manages structured and derivative securities, and institutional and personal trust assets. Mr. Sylvester attended the University of Detroit-Mercy.

Cynthia A. Tusan, CFA
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Ms. Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Paul E. von Kuster, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. He currently co-manages the Small Company Growth Portfolio. Mr. von Kuster earned his BA in Philosophy from Princeton University.

Laurie R. White
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1996
Moderate Balanced Fund and its predecessor since 1996
Strategic Income Fund and its predecessor since 1996

                                               Allocation Funds Prospectus    65

Portfolio Managers
--------------------------------------------------------------------------------

Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserves Asset Management at NIM (since 1977) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Wayne A. Wicker, CFA
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Mr. Wicker Joined Cadence in 1988 and serves as a Senior Portfolio Manager and research generalist. Prior to joining Cadence, Mr. Wicker was Director of Investment Strategy at Howard Hughes Medical Institute, Manager and then Director of Employee Benefits at Dayton Hudson Corporation and a Financial Analyst at IDF Financial Services (now American Express Financial Advisors). He has 21 years of investment experience. Mr. Wicker earned his BA in Business Administration and a BA in Communications from the University of Washington. He earned his MBA in Finance from Michigan State University in 1984.

Sabrina Yih
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a portfolio manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a portfolio manager for the Delphi International Fund for high net worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research
(AIMR), and a member of the international Society of Financial Analysts.

66    Allocation Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk".

Capital Appreciation
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

                                                Allocation Funds Prospectus   67

Glossary
--------------------------------------------------------------------------------

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway Funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

 68   Allocation Funds Prospectus

--------------------------------------------------------------------------------

Russell 1000 Index
An index comprised of the 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a mid-to-large cap index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                                Allocation Funds Prospectus   69

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P002 (4/02)                                                    [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253
#522579

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             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
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